UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-07397
                                   ------------


                              TAX-FREE INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     11/30
                         --------------
Date of reporting period:     5/31
                         --------------

Tax-Free High Yield Portfolio is the master fund in a master/feeder operating structure. The two entities invested in Tax-Free High Yield Portfolio are AXP High Yield Tax-Exempt Fund and American Express Financial Corporation. The shareholder report filed with this Form is the report provided to shareholders of AXP High Yield Tax-Exempt Fund.

AXP(R)
  High Yield
      Tax-Exempt
            Fund

                                                           Semiannual Report
[PIC]                                                   for the Period Ended
                                                                May 31, 2005

AXP High Yield Tax-Exempt Fund
seeks to provide shareholders with
a high yield generally exempt from
federal income taxes.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                 (R)

Table of Contents

Fund Snapshot                                               3
Performance Summary                                         4
Questions & Answers
  with Portfolio Management                                 6
Investments in Securities                                  10
Financial Statements (Portfolio)                           45
Notes to Financial Statements (Portfolio)                  48
Financial Statements (Fund)                                53
Notes to Financial Statements (Fund)                       56
Fund Expenses Example                                      64
Approval of Investment Management
  Services Agreement                                       66
Proxy Voting                                               68

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors division. The separation from American Express is expected to be completed on or after Sept. 30, 2005, subject to certain regulatory and other approvals, including final approval by the board of directors of American Express. On Aug. 1, 2005, American Express Financial Corporation and several of its companies, through which the products and services of the American Express Financial Advisors division are offered, changed their names in anticipation of their separation from American Express. American Express Financial Corporation, which currently provides investment management services for the American Express Funds, changed its name to Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Ameriprise Financial family of companies. American Express Financial Advisors Inc., which is currently the distributor of the American Express Funds, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial. Ameriprise Financial and American Express will be independent companies, with separate public ownership, boards of directors and management. No changes in operations, services or personnel are anticipated.

After the expected separation from American Express, Ameriprise Financial and its subsidiaries will no longer be affiliated with American Express.

As part of a corporate reorganization, Ameriprise Financial will be introducing the RiverSource(SM) brand which, pending approval of the American Express Funds' Boards of Directors, will replace "American Express" as the name of the fund family. The RiverSource brand will also be used for certain subsidiaries of Ameriprise Financial that provide services to the funds. The transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to shareholders.

--------------------------------------------------------------------------------
2   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Fund Snapshot AT MAY 31, 2005

PORTFOLIO MANAGER                                                        <

Portfolio manager      Since      Years in industry

David Kerwin*          8/04              19

* The Fund is managed by a team of portfolio managers led by David Kerwin.

FUND OBJECTIVE                                                           <

For investors seeking a high yield generally exempt from federal income taxes.

Inception dates by class
A: 5/7/79      B: 3/20/95      C: 6/26/00      Y: 3/20/95

Ticker symbols by class
A: INHYX      B: IHYBX      C: AHECX      Y: --

Total net assets                                             $3.986 billion

Number of holdings                                                      619

Effective maturity(1)                                            13.5 years

Effective duration(2)                                             6.7 years

Weighted average bond rating(3)                                          AA

(1) Effective maturity measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX                                                              <

Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.   LONG
                X    HIGH
                X    MEDIUM   QUALITY
                X    LOW


CREDIT QUALITY SUMMARY                                                    <

Percentage of bond portfolio assets

AAA bonds                   64.0%

AA bonds                    12.8%

A bonds                     10.7%

BBB bonds                    8.3%

Non-investment grade bonds   4.2%

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 6.4% of the portfolio rating above was determined through internal analysis.

TOP TEN STATES                                                            <

Percentage of portfolio assets

California                  21.2%

New York                    13.6

Texas                        4.9

Minnesota                    4.3

Florida                      4.0

Washington                   3.9

Ohio                         3.6

Illinois                     3.6

North Carolina               3.5

Massachusetts                3.5

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
3   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Performance Summary

[BAR CHART]

                           PERFORMANCE COMPARISON
                For the six-month period ended May 31, 2005

         +3.15%          +3.85%          +3.65%          +3.51%

+3.15% = AXP High Yield Tax-Exempt Fund Class A (excluding sales charge) +3.85% = Lehman Brothers 3-Plus Year Municipal Bond Index(1) (unmanaged) +3.65% = Lipper General Municipal Debt Funds Index(2)
+3.51% = Lehman Brothers Municipal Bond Index(3)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling
(800) 862-7919 or visiting www.americanexpress.com/funds.

(1) The Lehman Brothers 3-Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(2) The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

(3) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
4   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS                                                                                         <

                                    Class A                   Class B                   Class C                Class Y
(Inception dates)                  (5/7/79)                  (3/20/95)                 (6/26/00)              (3/20/95)
                              NAV(1)      POP(2)        NAV(1)    After CDSC(3)   NAV(1)     After CDSC(4)      NAV(5)
at May 31, 2005

6 months*                     +3.15%      -1.75%        +2.98%      -2.02%        +2.75%       +1.75%           +3.44%
1 year                        +6.91%      +1.83%        +6.09%      +1.09%        +6.08%       +5.08%           +7.03%
3 years                       +5.04%      +3.35%        +4.25%      +3.01%        +4.25%       +4.25%           +5.17%
5 years                       +6.13%      +5.10%        +5.33%      +5.01%           N/A          N/A           +6.25%
10 years                      +5.31%      +4.80%        +4.51%      +4.51%           N/A          N/A           +5.45%
Since inception               +7.09%      +6.89%        +4.80%      +4.80%        +5.05%       +5.05%           +5.74%

at June 30, 2005

6 months*                     +2.66%      -2.21%        +2.27%      -2.73%        +2.27%       +1.27%           +2.72%
1 year                        +7.32%      +2.22%        +6.26%      +1.26%        +6.50%       +5.50%           +7.20%
3 years                       +4.93%      +3.24%        +4.06%      +2.81%        +4.13%       +4.13%           +5.06%
5 years                       +5.74%      +4.72%        +4.90%      +4.57%        +4.95%       +4.95%           +5.82%
10 years                      +5.47%      +4.96%        +4.65%      +4.65%           N/A          N/A           +5.59%
Since inception               +7.10%      +6.90%        +4.81%      +4.81%        +5.11%       +5.11%           +5.75%

(1) Excluding sales charge.

(2) Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4) 1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

    * Not annualized.

--------------------------------------------------------------------------------
5   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Questions & Answers

                           WITH PORTFOLIO MANAGEMENT

Below, portfolio manager David Kerwin discusses the Fund's positioning and results for the first half of the fiscal year.

Q: How did AXP High Yield Tax-Exempt Fund perform for the first half of the fiscal year?

A: AXP High Yield Tax-Exempt Fund's Class A shares (excluding sales charge) gained 3.15% for the six months ended May 31, 2005. The Fund lagged the Lehman Brothers 3-Plus Year Municipal Bond Index (Lehman 3-Plus Index), which rose 3.85% for the period. The Fund also underperformed the Lipper General Municipal Debt Funds Index, representing the Fund's peer group, which advanced 3.65% for the same time frame.

    In January 2005, the Fund adopted the Lehman 3-Plus Index as its new benchmark upon the approval of the Fund's Board and at the recommendation of American Express Financial Corporation, which believes this new benchmark's duration more precisely reflects the investment strategy of the Fund. For the six-month period ended May 31, 2005, the Fund's former benchmark, the Lehman Brothers Municipal Bond Index rose 3.51%.

Q: What factors most significantly affected performance during the semiannual period?

A: The Fund underperformed due primarily to yield curve positioning. As in the taxable bond market, the municipal yield curve flattened, as the difference in yields between short- and long-term securities narrowed. Generic 2- and 5-year AAA-rated general obligation tax-exempt yields rose during the six months, and 10-year and longer AAA-rated general obligation tax-exempt yields decreased. While the Fund's modest exposure to the short-term segment of the municipal yield curve (i.e., five years or less) helped returns, it was not enough to offset the negative effect of the Fund's moderate underweight exposure to the longer end of the yield curve (i.e., 20 years or more), where the flattening of the yield curve had a positive price impact. Indeed, during this period the longer the maturity of the municipal bond, the better the performance.

SEC YIELDS                                                                <

At May 31, 2005 by class

A: 2.98%      B: 2.38%      C: 2.37%      Y: 3.24%

At June 30, 2005 by class

A: 2.83%      B: 2.23%      C: 2.22%      Y: 3.05%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 5 for additional performance information.

--------------------------------------------------------------------------------
6   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Questions & Answers

[BEGIN CALLOUT QUOTE]> We increased the Fund's exposure to bonds rated BBB, as we believe these bonds may continue to outperform in the coming months.[END CALLOUT QUOTE]

Also detracting from the performance of the Fund was its duration positioning. We had extended the Fund's duration during the period in light of the transition to its new benchmark, but we still maintained a duration shorter than that of the Lehman 3-Plus Index in anticipation of rising rates. Instead, rates across all but the short end of the municipal yield curve actually fell.

The Fund's returns were also hurt by a modest position in non-enhanced municipal tobacco bonds. While we had established an exposure to this sector early in the semiannual period and added to it throughout, non-enhanced municipal tobacco bonds were among the strongest performers for the six months. The Fund's modest exposure to bonds rated BBB also detracted a bit from performance. Overall, bonds rated BBB outperformed higher quality bonds during the six-month period.

Finally, issue-specific cases of non-investment grade or non-rated bonds detracted. For example, the Fund owned land-based bonds in Oxford, Ala. for a residential development known as Cider Ridge that did not do as well as expected. The bonds are currently in default, and while we are actively pursuing potential remedies, doing so is a complex process. Two Minnesota-based bonds also disappointed -- one for a charter school known as Minnesota Business Academy and one for a continuing care retirement community. Both have experienced financial difficulties, and both are the subject of ongoing debt restructuring.

On the positive side, the Fund's significant exposure to uninsured California general obligation tax-exempt bonds helped its returns, as these bonds performed well for the semiannual period. Uninsured New York City general obligation bonds, where the Fund also had a sizable position, performed well during the period.

--------------------------------------------------------------------------------
7   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Questions & Answers

[BEGIN CALLOUT QUOTE]> We maintained our strategy of laddering bond maturities, coupons and call dates in the portfolio across the yield curve.[END CALLOUT QUOTE]

Q: What changes did you make to the portfolio and how is it currently positioned?

A: We made several strategic moves within the Fund during the semiannual period. As mentioned, we adjusted the Fund's duration in light of its new benchmark. Also, as indicated, we established a position in, and then added exposure to, non-enhanced municipal tobacco bonds. While we did not move beyond a neutral position in these bonds relative to the Lehman 3-Plus Index due to concerns over lingering litigation risks, this municipal fixed income sector offers significant yield currently. Furthermore, this position should help us to reduce portfolio volatility relative to the Lehman 3-Plus Index and the Lipper General Municipal Debt Funds Index and to further diversify the structural attributes of the portfolio on a micro level.

    We increased the Fund's exposure to bonds rated BBB, as we believe these bonds may continue to outperform in the coming months. We also increased our emphasis on seeking what are known as "new money" bonds that have the ability to be advance refunded, as these bonds offer significant upside return potential. At the same time, we enhanced our focus on selling those bonds that have already been refunded, as under current regulations, they cannot be refunded a second time. Advance refunding is a procedure in which a bond issuer floats a second bond at a lower interest rate, and the proceeds from the sale of the second bond are invested in U.S. government securities (often Treasuries) which, in turn, are held in escrow collateralizing the first bond. Given that the advance refunded bonds become, essentially, fully tax-exempt U.S. government securities and no longer represent the credit risk profile of the original borrower, they often increase in value -- sometimes significantly.

    We reduced the Fund's exposure to both uninsured California and New York City general obligations to more neutral positions, as these bonds became fairly valued in our view. We also sought opportunities to reduce the Fund's exposure to nonrated or lower-rated securities and upgrade the quality of what we call the Fund's "credit basket" by replacing them with bonds rated BBB and A that offer enhanced liquidity and reduced risk.

    We shifted the Fund's exposure within the municipal yield curve. Within the long-term end of the curve, we somewhat

--------------------------------------------------------------------------------
8   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Questions & Answers

    reduced the Fund's exposure to 30-year bonds and increased exposure to 20-year bonds. At the long-term end of the curve, we also sought opportunities to add some lower coupon bonds, which currently offer higher yields. Within the intermediate segment of the curve, we emphasized 10-year bonds over 15-year bonds. And, as opportunities arose, we dramatically reduced the Fund's exposure to the very short-term end of the yield curve (i.e., two-year to three-year bonds).

    We maintained our strategy of laddering bond maturities, coupons and call dates in the portfolio across the yield curve. We believe this staggered approach should help reduce the volatility and risks associated with interest rate movements and produce more consistent returns for the Fund over the long term.

Q:  How do you intend to manage the Fund in the coming months?

A: We intend to position the Fund for ongoing U.S. economic recovery and still higher interest rates, as these themes are likely to continue to weigh on the fixed income markets through the summer. Even with the Federal Reserve Board's May 2005 comments that inflation pressures have risen, we believe there may be cause for it to deviate from its measured pace and increase interest rates more vigorously than the market currently anticipates. In addition, we anticipate that the yield curve may flatten a bit more in the near term but that after an extended period of yield curve flattening, the yield spread between short- and long-term maturities may stabilize somewhat in the months ahead with more parallel shifts across the yield curve.

    Typically, rising rates are negative for the bond market. However, municipal bonds have historically weathered this environment better than taxable bonds. It is important to note that we do not make significant Fund management decisions based on interest rate forecasts, but rather stick to our discipline of staying fully invested to maintain a high level of tax-exempt income and to diversify our portfolio. We apply this approach not only across credits and sectors, but across municipal bond structural attributes such as maturity, coupon and call features, which may help mute Fund price volatility.

    Given this view, we intend to maintain the Fund's duration moderately shorter than that of the Lehman 3-Plus Index for the near term. We also intend to focus on boosting exposure to stable-to-improving credits rated BBB and A that offer good liquidity at an attractive price, to monitor opportunities to increase holdings in non-enhanced municipal tobacco bonds and to seek opportunities to make tactical yield curve trades.

--------------------------------------------------------------------------------
9   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Investments in Securities

Tax-Free High Yield Portfolio

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.2%)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Alabama (1.2%)
Alabama Public School & College Authority
  Revenue Bonds
  Capital Improvement
  Series 1999D (FSA)
   08-01-18                         5.50%         $11,195,000              $12,217,999

City of Birmingham
  Limited General Obligation Bonds
  Series 1999B
   06-01-24                         5.25            3,000,000                3,198,270

City of Huntsville
  Unlimited General Obligation
  Refunding Warrants
  Series 2002D
   11-01-14                         5.50            3,425,000                3,893,780

City of Mobile
  Unlimited General Obligation Warrants
  Series 2001 (AMBAC)
   02-15-12                         4.75            1,000,000                1,073,410

County of Jefferson
  Revenue Bonds
  Series 2004A
   01-01-22                         5.50            8,750,000                9,575,125
   01-01-23                         5.25            7,500,000                8,000,850

Oxford Municipal Improvement District #1
  Special Assessment Bonds
  Cidar Ridge Project
  Series 2001
   08-01-16                         8.50           11,465,000(b,l)           5,159,250
University of Alabama
  Revenue Bonds
  Series 2003A Escrowed to Maturity (AMBAC)
   06-01-08                         5.00            3,955,000                4,185,735
                                                                           -----------
Total                                                                       47,304,419
--------------------------------------------------------------------------------------
Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Alaska (0.2%)
Alaska Energy Authority
  Refunding Revenue Bonds
  Bradley Lake
  3rd Series 1999 (FSA)
   07-01-14                         6.00%          $2,000,000               $2,343,460

North Slope Boro
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994B (FSA)
   06-30-05                         7.15            7,000,000(d)             6,985,610
                                                                            ----------
Total                                                                        9,329,070
--------------------------------------------------------------------------------------
Arizona (1.2%)
Arizona School Facilities Board
  Revenue Bonds
  State School Improvement
  Series 2002
   07-01-14                         5.25            4,100,000                4,562,562

Maricopa County Elementary School
  District #3 - Tempe Elementary
  Unlimited General Obligation Refunding Bonds
  Series 2001 (FSA)
   07-01-12                         5.00            1,240,000                1,368,762

Maricopa County Industrial Development Authority
  Revenue Bonds
  Advantage Point Projects
  Series 1996B Escrowed to Maturity
   07-01-26                         7.38            2,100,000                2,243,157

Maricopa County Industrial Development Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004A
   07-01-23                         5.38            2,500,000                2,659,550
   07-01-26                         5.50            5,000,000                5,334,500

Mesa
  Pre-refunded Revenue Bonds
  Series 2004 (FSA)
   07-01-23                         5.13            3,800,000                4,273,442

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
10   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Arizona (cont.)
Peoria Municipal Development Authority
  Refunding Revenue Bonds
  Series 2003 (AMBAC)
   07-01-09                         5.00%          $3,335,000               $3,582,524

Phoenix Civic Improvement Corporation
  Refunding Revenue Bonds
  Junior Lien
  Series 2001 (FGIC)
   07-01-12                         5.00            1,800,000                1,986,912

Phoenix Civic Improvement Corporation
  Revenue Bonds
  Series 2003A (MBIA)
   07-01-09                         5.00            1,585,000                1,702,639
   07-01-19                         5.00            2,000,000                2,151,120

Pima County Industrial Development Authority
  Refunding Revenue Bonds
  Horizon Community Learning Center
  Series 2005
   06-01-35                         5.25           10,660,000               10,755,193

Tucson
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-01-12                         5.50            1,345,000                1,526,750
   07-01-13                         5.50            2,380,000                2,747,424
   07-01-14                         5.50            1,500,000                1,718,220
                                                                           -----------
Total                                                                       46,612,755
--------------------------------------------------------------------------------------
Arkansas (0.3%)
Arkansas Development Finance Authority
  Revenue Bonds
  Mortgage-backed Securities
  Series 2003B (GNMA/FNMA) A.M.T.
   01-01-29                         5.00            1,685,000                1,710,410

Arkansas Development Finance Authority
  Revenue Bonds
  Series 2001 II Inverse Floater
  (GNMA/FNMA) A.M.T.
   07-01-33                         7.30            2,135,000(g)             2,259,705

Independence County
  Refunding Revenue Bonds
  Entergy Arkansas Project
  Series 2005
   01-01-21                         5.00            2,000,000                2,047,600

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Arkansas (cont.)
University of Arkansas
  Revenue Bonds
  Fayetteville Campus
  Series 2002 (FGIC)
   12-01-09                         5.00%          $2,695,000               $2,908,283
   12-01-10                         5.00            2,505,000                2,733,180
                                                                           -----------
Total                                                                       11,659,178
--------------------------------------------------------------------------------------
California (20.8%)
ABAG Finance Authority for Nonprofit Corporations
  Certificate of Participation
  National Center for International Schools Project
  Series 1996
   05-01-26                         7.38            8,000,000                8,254,400

ABAG Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20                         6.13            3,750,000                4,143,863

California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23                         5.25            4,790,000                5,051,486

California Health Facilities Financing Authority
  Revenue Bonds
  Lucile Salter Packard Hospital
  Series 2003C (AMBAC)
   08-15-25                         5.00            6,340,000                6,715,455

California Health Facilities Financing Authority
  Revenue Bonds
  Residual Certificates
  Series 2000-202 Inverse Floater (MBIA)
   07-01-10                         8.50            3,660,000(g)             4,199,667

California Health Facilities Financing Authority
  Revenue Bonds
  Sutter Health
  Series 1999A (MBIA)
   08-15-28                         5.35           10,000,000               10,658,900

California Infrastructure & Economic Development Bank
  Revenue Bonds
  Bay Area Toll Bridges
  1st Lien
  Series 2003A (FGIC)
   07-01-29                         5.00           10,000,000               10,620,300

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

California (cont.)
California Pollution Control Financing Authority
  Revenue Bonds
  Waste Management Project
  Series 2005A-1 A.M.T.
   04-01-25                         4.70%          $8,250,000               $8,479,020

California Pollution Control Financing Authority
  Revenue Bonds
  Waste Management Project
  Series 2005A-2 A.M.T.
   04-01-25                         5.40            7,500,000                7,722,300

California State Department of Transportation
  Federal Highway Grant
  Anticipation Revenue Bonds
  Series 2004A (FGIC)
   02-01-12                         5.00            9,000,000                9,930,510

California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-10                         5.25           14,500,000               15,895,770
   05-01-15                         6.00            3,000,000                3,464,370

California Statewide Communities
  Development Authority
  Certificate of Participation
  Series 1993 Escrowed to Maturity (AMBAC)
   10-01-11                         5.60           44,800,000               50,857,855

California Statewide Communities
  Development Authority
  Revenue Bonds
  Daughters of Charity Health System
  Series 2005A
   07-01-39                         5.00           15,500,000               15,844,255

California Statewide Communities
  Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2004E
   04-01-32                         3.88            7,000,000(h)             7,118,510

California Statewide Communities
  Development Authority
  Revenue Bonds
  Sutter Health
  Series 2002B
   08-15-28                         5.50            4,000,000                4,248,680

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

California (cont.)
City of Long Beach
  Revenue Bonds Series 2000A (FGIC) A.M.T.
   05-15-23                         5.25%         $15,195,000              $16,073,575

City of Los Angeles
  Refunding Revenue Bonds
  Series 2003A (MBIA)
   06-01-27                         5.00           10,000,000               10,608,200

City of San Diego
  Revenue Bonds
  Water/Utility Fund
  Net System Revenue
  Series 1998 (FGIC)
   08-01-17                         5.00            5,000,000                5,354,150

City of San Jose
  Revenue Bonds
  Series 2001A (FGIC)
   03-01-31                         5.00            5,690,000                5,902,180

Contra Costa County
  Revenue Bonds
  Cypress Meadows Project
  Series 1998E A.M.T.
   09-01-28                         7.00              591,596(b,l)             118,343

Contra Costa Water District
  Refunding Revenue Bonds
  Series 2003M (FSA)
   10-01-16                         5.00            6,650,000                7,309,414

Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Enhanced Asset-backed
  Series 2003B
   06-01-28                         5.38            5,740,000                6,031,190

Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Enhanced Asset-backed
  Series 2003B (FGIC)
   06-01-28                         5.38           12,500,000               13,265,375
   06-01-33                         5.50            5,000,000                5,487,350

Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Series 2003A-1
   06-01-33                         6.25            5,265,000                5,563,368
   06-01-39                         6.75            5,750,000                6,260,888
   06-01-40                         6.63            4,550,000                4,887,064

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

California (cont.)
Lake Elsinore Public Financing Authority
  Revenue Bonds
  Series 1997F
   09-01-20                         7.10%          $7,185,000               $7,778,265

Livermore-Amador Valley Water Management Agency
  Revenue Bonds
  Series 2001A (AMBAC)
   08-01-31                         5.00            4,000,000                4,169,720

Los Angeles County Sanitation Districts
  Financing Authority
  Revenue Bonds
  Capital Project
  Series 2003A (FSA)
   10-01-13                         5.00            3,500,000                3,908,415

Los Angeles Department of Water & Power
  Revenue Bonds
  Series 2003A (FGIC)
   07-01-43                         5.00           11,750,000               12,225,170

Los Angeles Unified School District
  Unlimited General Obligation Refunding Bonds
  Series 2002 (MBIA)
   07-01-15                         5.75            5,000,000                5,911,000
   07-01-16                         5.75            5,000,000                5,944,550

Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Election of 1997
  Series 2002E (MBIA)
   01-01-27                         5.13           15,500,000               16,496,339

Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Series 2000 Inverse Floater (FGIC)
   07-01-18                         8.25            3,330,000(g)             4,557,605

Modesto Irrigation District
  Capital Improvements Refunding Bonds
  Certificate of Participation
  Series 2003A (MBIA)
   07-01-18                         5.00            1,610,000                1,736,288

Northern California Power Agency
  Pre-refunded Revenue Bonds
  Geothermal Project #3
  Series 1987A
   07-01-09                         5.00           33,535,000               35,613,834

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

California (cont.)
Port of Oakland
  Revenue Bonds
  Series 2000A Inverse Floater (FGIC) A.M.T.
   11-01-15                         8.53%          $2,210,000(g)            $2,805,706

Port of Oakland
  Revenue Bonds
  Series 2000B Inverse Floater (FGIC) A.M.T.
   11-01-16                         8.53            2,000,000(g)             2,516,660

Sacramento Cogeneration Authority
  Pre-refunded Revenue Bonds
  Procter & Gamble Project
  Series 1995
   07-01-21                         6.50            8,000,000                8,184,400

San Diego Unified School District
  Series 2000A Inverse Floater
   07-01-20                         6.96            3,180,000(g)             4,047,377

San Diego Unified School District
  Series 2000B Inverse Floater
   07-01-21                         6.96            1,865,000(g)             2,372,634

San Diego Unified School District
  Series 2000C Inverse Floater
   07-01-22                         6.97            1,370,000(g)             1,743,805

San Diego Unified School District
  Unlimited General Obligation Bonds
  1998 Election
  Series 2002D (FGIC)
   07-01-27                         5.00            8,000,000                8,778,400

San Diego Unified School District
  Unlimited General Obligation Bonds
  1998 Election
  Series 2003E (FSA)
   07-01-18                         5.25            6,250,000                7,029,563

San Diego Unified School District
  Unlimited General Obligation Bonds
  1998 Election
  Series 2004F (FSA)
   07-01-29                         5.00            7,000,000                7,456,890

San Francisco City & County
  Airports Commission
  Revenue Bonds
  2nd Series 2000A (FGIC) A.M.T.
   05-01-22                         5.25           14,150,000               14,963,201

San Francisco City & County
  Airports Commission Bonds
  Series 2000A Inverse Floater A.M.T.
   05-01-14                         8.48            1,080,000(g)             1,405,264

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

California (cont.)
San Francisco City & County
  Airports Commission Bonds
  Series 2000B Inverse Floater A.M.T.
   05-01-15                         8.47%          $1,150,000(g)            $1,488,756

San Francisco City & County
  Airports Commission Bonds
  Series 2000C Inverse Floater A.M.T.
   05-01-16                         8.79            1,220,000(g)             1,594,528

San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16                         5.25           11,575,000               12,177,710

South Placer Wastewater Authority
  Pre-refunded Revenue Bonds
  Series 2000A (FGIC)
   11-01-23                         5.25           11,060,000               12,376,472

Southern California Public Power Authority
  Refunding Revenue Bonds
  San Juan Power Project
  Series 2005A (FSA)
   01-01-15                         5.00            2,000,000                2,228,500

State of California
  Unlimited General Obligation Bonds
  Residual Certificates
  Series 1999-195 Inverse Floater (MBIA)
   12-01-16                         8.49            5,410,000(g)             7,631,076

State of California
  Unlimited General Obligation Bonds
  Series 2000
   06-01-19                         5.50            8,465,000                9,283,396
   12-01-23                         5.25           20,725,000               22,223,831
   10-01-25                         5.38            5,000,000                5,383,800

State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   09-01-13                         5.25           12,500,000               13,803,750
   12-01-21                         5.25           20,750,000               22,464,572

State of California
  Unlimited General Obligation Bonds
  Series 2001
   03-01-31                         5.13            7,500,000                7,889,400
   06-01-31                         5.13           20,000,000               21,079,799

Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

California (cont.)
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-17                         5.25%         $16,735,000              $18,547,065
   02-01-21                         5.25            2,500,000                2,733,825
   02-01-29                         5.25            5,000,000                5,354,100
   02-01-32                         5.00            8,835,000                9,250,157

State of California
  Unlimited General Obligation Bonds
  Series 2003 (FGIC)
   11-01-20                         5.25            2,275,000                2,505,344

State of California
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   02-01-26                         5.25           15,000,000               16,236,150

State of California
  Unlimited General Obligation Bonds
  Series 2004
   03-01-14                         5.25            5,830,000                6,536,538
   03-01-28                         5.00           15,470,000               16,324,098
   04-01-29                         5.30            5,590,000                6,056,486
   02-01-33                         5.00           11,140,000               11,681,850

State of California
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   02-01-33                         5.00            2,500,000                2,638,250

State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-08                         5.00            9,200,000                9,657,608
   01-01-11                         5.25           11,225,000               12,379,604
   07-01-14                         5.25            8,000,000                8,994,480

State of California
  Unlimited General Obligation Bonds
  Series 2004A (FGIC)
   07-01-17                         5.00           12,550,000               13,437,411

State of California
  Unlimited General Obligation Bonds
  Series 2004B
   07-01-23                         5.00            7,000,000                7,391,580

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

California (cont.)
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-16                         5.25%          $2,000,000               $2,225,320
   11-01-22                         5.00            5,000,000                5,302,600
   11-01-23                         5.13            5,000,000                5,350,300
   11-01-24                         5.13            8,000,000                8,537,040

State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2004 (FSA)
   12-01-22                         5.25            5,610,000                6,144,240

State of California
  Unlimited General Obligation Bonds
  Zero Coupon
  Series 1991 (MBIA)
   10-01-11                         3.83           20,800,000(d)            16,679,103

Tobacco Securitization Authority of Southern California
  Revenue Bonds
  Asset-backed
  Series 2002A
   06-01-43                         5.63            4,050,000                3,997,917

Turlock Irrigation District
  Certificate of Participation
  Series 2003A (MBIA)
   01-01-33                         5.00            4,450,000                4,670,008

University of California
  Refunding Revenue Bonds
  Multiple Purpose Projects
  Series 1997E (MBIA)
   09-01-22                         5.13           10,000,000               10,450,900

University of California
  Revenue Bonds
  Series 2003A (AMBAC)
   05-15-19                         5.13           15,000,000               16,384,649
   05-15-20                         5.13            6,965,000                7,592,964

University of California
  Revenue Bonds
  Series 2003B (AMBAC)
   05-15-16                         5.25           10,265,000               11,456,767

Walnut Energy Center Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   01-01-29                         5.00            9,365,000                9,913,508
   01-01-34                         5.00            5,745,000                6,060,286

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

California (cont.)
West Sacramento Financing Authority
  Special Tax Bonds
  Series 1999F
   09-01-29                         6.10%          $4,900,000               $5,077,086

Western Hills Water District
  Special Tax Bonds
  Diablo Grande Community Facilities #1
  Series 2001
   09-01-31                         6.88              500,000                  528,335
                                                                           -----------
Total                                                                      829,432,683
--------------------------------------------------------------------------------------
Colorado (2.3%)
Adams County School District #12
  Unlimited General Obligation Bonds
  Adams 12 Five Star Schools
  Series 2002A (FSA)
   12-15-10                         5.25            3,255,000                3,594,366

Aurora Centretech Metropolitan District
  Pre-refunded Unlimited General Obligation Bonds
  Series 1993B
   12-01-23                        10.53            5,699,785(k)            10,203,413

City of Colorado Springs
  Refunding Revenue Bonds
  Sub Lien
  Series 2002A (AMBAC)
   11-15-19                         5.38               90,000                   99,736

Colorado Health Facilities Authority
  Revenue Bonds
  Liberty Heights
  Zero Coupon
  Series 1991B Escrowed to Maturity
   07-15-24                         4.77           18,000,000(d)             7,342,020

Colorado Housing & Finance Authority
  Revenue Bonds
  Single Family Mortgage
  Series 2003A-3 A.M.T.
   05-01-32                         5.15            3,500,000                3,556,665

Denver City & County
  Revenue Bonds
  Colorado Convention Center Project
  Series 2001A (FSA)
   09-01-12                         5.00            5,000,000                5,405,900

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Colorado (cont.)
Denver Urban Renewal Authority
  Tax Allocation Bonds
  Downtown Denver
  Series 1989A A.M.T.
   09-01-15                         8.00%         $12,740,000              $13,419,935
   09-01-16                         8.00            1,785,000                1,880,051
   09-01-17                         8.00            1,930,000                2,032,290

Denver West Metropolitan District
  Pre-refunded Unlimited General Obligation
  Refunding & Improvement Bonds
  Series 1995
   12-01-14                         7.00            4,230,000                4,354,108

Denver West Metropolitan District
  Unlimited General Obligation Bonds
  Series 1996
   06-01-16                         6.50            2,560,000                2,651,136

GVR Metropolitan District
  Unlimited General Obligation Refunding Bonds
  Series 1991 Escrowed to Maturity
   12-01-06                        10.95            1,385,000(m)             1,905,912

GVR Metropolitan District
  Unlimited General Obligation Refunding Bonds
  Series 1995B Escrowed to Maturity
   12-01-06                        11.00              580,000                  626,481

Loveland Special Improvement
  District #1 Special Assessment Bonds
  Series 2000
   07-01-29                         7.50            6,140,000                6,227,986

Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1996
   12-01-10                         7.80           12,300,000               12,981,913

Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1998A
   12-01-10                         7.30            2,400,000                2,516,016

North Range Metropolitan District #1
  Limited General Obligation Bonds
  Series 2001
   12-15-31                         7.25           10,300,000               10,841,059

University of Colorado
  Revenue Bonds
  Series 2002A (FGIC)
   06-01-12                         5.00            3,300,000                3,641,352
                                                                           -----------
Total                                                                       93,280,339
--------------------------------------------------------------------------------------
Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Connecticut (1.4%)
South Central Regional Water Authority
  Water System Revenue Bonds
  18th Series 2003A (MBIA)
   08-01-09                         5.25%          $1,160,000               $1,258,496

State of Connecticut
  Pre-refunded Unlimited General Obligation Bonds
  Series 2001D
   11-15-15                         5.13            2,500,000                2,749,350

State of Connecticut
  Pre-refunded Unlimited General Obligation Bonds
  Series 2002B
   06-15-16                         5.50            7,900,000                8,903,616

State of Connecticut
  Unlimited General Obligation Refunding Bonds
  Series 2001E
   11-15-15                         5.13            6,875,000                7,510,800

State of Connecticut
  Unlimited General Obligation Refunding Bonds
  Series 2002E (FSA)
   11-15-14                         5.38            8,990,000               10,105,659

State of Connecticut
  Unlimited General Obligation Bonds
  Series 2000B
   06-15-08                         5.25            3,440,000                3,666,902

State of Connecticut
  Unlimited General Obligation Bonds
  Series 2001G
   12-15-08                         5.00            5,330,000                5,686,630
   12-15-10                         5.00            6,660,000                7,270,522

State of Connecticut
  Unlimited General Obligation Bonds
  Series 2002C
   12-15-18                         5.50            2,380,000                2,657,175

State of Connecticut
  Unlimited General Obligation Bonds
  Series 2003A
   04-15-09                         5.00            5,000,000                5,354,800
                                                                           -----------
Total                                                                       55,163,950
--------------------------------------------------------------------------------------
See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

District of Columbia (0.6%)
District of Columbia
  Revenue Bonds
  Georgetown University
  Series 1988D (MBIA)
   04-01-14                         5.25%          $4,100,000               $4,365,926

Metropolitan Washington Airports Authority
  Revenue Bonds
  Series 2001A (MBIA) A.M.T.
   10-01-27                         5.50           13,790,000               14,826,595

Washington Convention Center Authority
  Revenue Bonds
  Senior Lien
  Series 1998 (AMBAC)
   10-01-15                         5.25            4,940,000                5,251,516
                                                                           -----------
Total                                                                       24,444,037
--------------------------------------------------------------------------------------
Florida (3.9%)
Bonita Springs-Vasari Community Development District
  Revenue Bonds
  Capital Improvement
  Series 2001B
   05-01-09                         6.20            2,525,000                2,577,722

Broward County School District
  Unlimited General Obligation Refunding Bonds
  Series 2002A
   02-15-08                         5.00            5,810,000                6,116,710

Charlotte County Development Authority
  Refunding Revenue Bonds
  Royal Palm Centre II
  Series 1991
   03-01-14                         9.50            2,875,000                2,895,240

City of Lakeland
  Revenue Bonds
  Lakeland Regional Health Systems
  Series 2002
   11-15-32                         5.50            9,400,000               10,061,290

Collier County School Board
  Certificate of Participation
  Series 2002 (FSA)
   02-15-17                         5.38            5,000,000                5,542,750

Collier County Water-Sewer District
  Refunding Revenue Bonds
  Series 2003B (FSA)
   07-01-15                         5.00            4,125,000                4,541,749

Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Florida (cont.)
Crossings at Fleming Island
  Community Development District
  Revenue Bonds
  Series 1994
   10-01-19                         7.38%         $11,145,000              $11,462,187

Double Branch Community Development District
  Special Assessment Bonds
  Series 2002B-1
   05-01-07                         5.60              345,000                  348,022

Florida State Board of Education
  Unlimited General Obligation Bonds
  Series 2002B
   01-01-14                         5.38           11,650,000               13,037,748

Florida State Board of Education
  Unlimited General Obligation Bonds
  Public Education
  Series 2003I
   06-01-09                         5.00            9,200,000                9,880,616

Florida State Board of Education
  Unlimited General Obligation Bonds
  Public Education
  Series 2005C
   06-01-08                         5.00            6,015,000                6,369,464

Florida State Board of Education
  Unlimited General Obligation Refunding Bonds
  Public Education
  Capital Outlay
  Series 2002D
   06-01-11                         5.00            7,295,000                7,997,727

Florida State Department of Environmental Protection
  Revenue Bonds
  Florida Forever
  Series 2001B (MBIA)
   07-01-10                         5.00            6,575,000                7,138,280

Florida State Division of Bond Finance
  Refunding Revenue Bonds
  Department of Environmental Protection
  Series 1997B (AMBAC)
   07-01-12                         6.00            2,500,000                2,919,450

Grand Haven Community Development District
  Special Assessment Bonds
  Series 2002
   11-01-07                         6.13              550,000                  557,794

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Florida (cont.)
 Greyhawk Landing Community Development District
  Special Assessment Bonds
  Series 2002B
   05-01-09                         6.25%            $700,000                 $719,446

Harbor Bay Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-10                         6.35            6,315,000                6,549,602

Heritage Harbor South Community Development District
  Special Assessment Bonds
  Capital Improvement
  Series 2002B
   11-01-08                         5.40            2,030,000                2,045,590

Highlands County Health Facilities Authority
  Revenue Bonds
  Hospital - Adventist Health System
  Series 2002B
   11-15-23                         5.25           10,300,000               10,864,131

Orange County
  Pre-refunded Revenue Bonds
  Series 2000 (AMBAC)
   10-01-15                         5.63            8,000,000                8,825,520

Orange County
  Revenue Bonds
  Series 2002B (FGIC)
   01-01-32                         5.13           12,975,000               13,781,266

Palm Beach County School Board
  Pre-refunded Certificate of Participation
  Series 2001A (AMBAC)
   08-01-19                         5.50            3,500,000                3,981,845

Parklands West Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-06                         6.00              185,000                  186,275

Renaissance Communications Development District
  Special Assessment Bonds
  Series 2002B
   05-01-08                         6.25            3,400,000                3,481,294

Reunion East Community Development District
  Special Assessment Bonds
  Series 2002B
   11-01-07                         5.90            1,500,000                1,526,490

Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Florida (cont.)
State of Florida
  Unlimited General Obligation Bonds
  Department of Transportation
  Right of Way
  Series 1997A
   07-01-14                         5.00%          $6,550,000               $6,885,622

Tampa Bay Water Utility System
  Refunding & Improvement
  Revenue Bonds
  Series 2001A (FGIC)
   10-01-12                         4.50            5,000,000                5,322,300

Village Community Development District #5
  Special Assessment Bonds
  Series 2002B
   05-01-07                         5.40              310,000                  313,345

Waterchase Community Development District
  Revenue Bonds
  Series 2001B
   05-01-08                         5.90              205,000                  207,897
                                                                           -----------
Total                                                                      156,137,372
--------------------------------------------------------------------------------------
Georgia (1.4%)
Burke County Development Authority
  Revenue Bonds
  Georgia Power Company Plant Vogtle
  1st Series 2005 (FGIC)
   05-01-34                         4.75            4,000,000                4,022,440

City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FGIC)
   01-01-21                         7.87            5,600,000(g)             7,107,967

City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FGIC) A.M.T.
   01-01-18                         9.07            3,720,000(g)             4,785,929

City of Atlanta
  Revenue Bonds
  Series 1999A (FGIC)
   11-01-13                         5.50            2,715,000                3,111,852

Colquitt County Development Authority
  Revenue Bonds
  Zero Coupon
  Series 1991C Escrowed to Maturity
   12-01-21                         6.87           46,350,000(d)            21,552,286

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
18   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Georgia (cont.)
Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Athletic Association
  Series 2001 (AMBAC)
   10-01-12                         5.50%          $2,385,000               $2,692,427

Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Foundation Funding
  Series 2002A
   11-01-13                         5.25            1,105,000                1,230,650

Gwinnett County Water & Sewer Authority
  Revenue Bonds
  Series 2002
   08-01-24                         5.25            5,000,000                5,434,200

State of Georgia
  Unlimited General Obligation Refunding Bonds
  Series 2004C
   07-01-16                         5.50            4,000,000                4,604,040
                                                                           -----------
Total                                                                       54,541,791
--------------------------------------------------------------------------------------
Hawaii (1.2%)
Hawaii State Department of Budget & Finance
  Refunding Revenue Bonds
  Electric Company & Subsidiary Project
  Series 2003B (XLCA) A.M.T.
   12-01-22                         5.00           12,500,000               13,118,000

Hawaii State Department of Budget & Finance
  Revenue Bonds
  Series 2000 Inverse Floater
  (AMBAC) A.M.T.
   07-01-20                         8.34            9,000,000(g)            11,362,230

Honolulu City & County
  Unlimited General Obligation Refunding Bonds
  Series 1993
   09-07-06                         7.42           10,000,000               10,594,200
   09-11-08                         7.72           10,000,000               11,541,400
                                                                           -----------
Total                                                                       46,615,830
--------------------------------------------------------------------------------------

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Illinois (3.6%)
Carol Stream County
  Tax Allocation Bonds
  Series 1997
   01-01-17                         7.88%          $4,125,000               $4,303,200

Chicago O'Hare International Airport
  Revenue Bonds
  Passenger Facility
  2nd Lein
  Series 2001C (AMBAC) A.M.T.
   01-01-10                         5.25            3,095,000                3,310,010
   01-01-11                         5.25            3,260,000                3,519,268

Chicago O'Hare International Airport
  Revenue Bonds
  Series 2001A II Inverse Floater
  (AMBAC) A.M.T.
   01-01-20                         8.16            1,885,000(g)             2,319,964

Chicago O'Hare International Airport
  Revenue Bonds
  Series 2001B II Inverse Floater
  (AMBAC) A.M.T.
   01-01-21                         8.16            2,070,000(g)             2,582,429

City of Chicago
  Unlimited General Obligation
  Project & Refunding Bonds
  Series 2000C (FGIC)
   01-01-40                         5.50            7,870,000                8,577,749

City of Chicago
  Unlimited General Obligation
  Project & Refunding Bonds
  Series 2001A (MBIA)
   01-01-31                         5.00            4,000,000                4,156,480
   01-01-38                         5.50           11,000,000               12,055,670

City of Chicago
  Unlimited General Obligation Bonds
  Series 2004A (FSA)
   01-01-19                         5.25            5,000,000                5,507,100

County of Cook
  Pre-refunded Unlimited General Obligation
  Capital Improvement Bonds
  Series 1999A (FGIC)
   11-15-16                         5.25            3,000,000                3,297,540

Gilberts Special Service Area #9
  Special Tax Bonds
  Big Timber Project
  Series 2001
   03-01-30                         7.88            7,530,000                8,411,989

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Illinois (cont.)
Illinois Finance Authority
  Refunding Revenue Bonds
  Commonwealth Edison Company
  Series 1994 (AMBAC)
   01-15-14                         5.85%          $4,500,000               $5,208,075

Illinois Finance Authority
  Revenue Bonds
  Adventist Health System/Sunbelt Obligation
  Series 1999
   11-15-20                         5.50            3,000,000                3,184,170

Illinois Finance Authority
  Subordinated Revenue Bonds
  Zero Coupon
  Series 1990 Escrowed to Maturity
   04-15-20                         7.75           68,000,000(d)            34,298,519

Illinois Health Facilities Authority
  Revenue Bonds
  South Suburban Hospital
  Series 1992 Escrowed to Maturity
   02-15-09                         7.00            1,525,000                1,645,917
   02-15-18                         7.00            3,025,000                3,797,555

Kane County School District #101 Batavia
  Unlimited General Obligation Bonds
  Building
  Series 1999 (FSA)
   12-30-13                         5.25            6,000,000                6,437,400

Lakemoor
  Special Tax Revenue Bonds
  Special Services Area #97-1
  Series 1997
   03-01-27                         7.80            8,735,000                9,454,240

Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion Project
  Series 2002A (MBIA)
   06-15-42                         5.25           13,400,000               14,294,315

State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2000 (MBIA)
   12-01-20                         5.40            4,000,000                4,416,840

Tinley Park Special Service Area #3
  Special Assessment Bonds
  Series 1988
   12-01-05                        10.65              150,000                  151,068
   12-01-06                        10.65              165,000                  168,155
   12-01-07                        10.65              185,000                  190,199

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Illinois (cont.)
Will County Community Unit School District #365
  Unlimited General Obligations Bonds
  Zero Coupon
  Series 1997B (FSA)
   11-01-16                         4.60%          $3,165,000(d)            $1,941,221
                                                                           -----------
Total                                                                      143,229,073
--------------------------------------------------------------------------------------
Indiana (0.7%)
East Chicago Elementary School Building Corporation
  Refunding Revenue Bonds
  1st Mortgage
  Series 1996
   01-05-16                         6.25            8,000,000                9,284,160

Indiana Bond Bank
  Revenue Bonds
  State Revolving Fund
  Series 2000B
   08-01-20                         5.30            4,000,000                4,368,560

Indiana Housing Finance Authority
  Revenue Bonds
  Series 2001 II Inverse Floater
  (GNMA/FNMA) A.M.T.
   07-01-33                         7.97            2,035,000(g)             2,190,718

Indiana Housing Finance Authority
  Revenue Bonds
  Series 2002A
  (GNMA/FNMA) A.M.T.
   01-01-33                         5.45            2,035,000                2,082,395

South Bend Community School Building Corporation
  Revenue Bonds
  1st Mortgage
  Series 2002 (MBIA)
   07-15-19                         5.00            3,680,000                3,898,298

St. Joseph County Hospital Authority
  Revenue Bonds
  Memorial Hospital of South Bend
  Series 1980 Escrowed to Maturity
   06-01-10                         9.40            1,045,000                1,204,498

Wayne Township School Building Corporation
  Marion County
  Revenue Bonds
  1st Mortgage
  Series 2003A (FGIC)
   01-15-28                         5.25            4,750,000                5,123,683
                                                                           -----------
Total                                                                       28,152,312
--------------------------------------------------------------------------------------
See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Iowa (0.3%)
Iowa Finance Authority
  Refunding Revenue Bonds
  Correctional Facility Program
  Series 2002 (MBIA)
   06-15-13                         5.38%          $6,000,000               $6,781,800

Iowa Finance Authority
  Revenue Bonds
  Series 2001 II Inverse Floater
  (GNMA/FNMA) A.M.T.
   07-01-33                         7.83            3,205,000(g)             3,464,829
                                                                           -----------
Total                                                                       10,246,629
--------------------------------------------------------------------------------------
Kansas (0.2%)
Kansas Turnpike Authority Kansas City
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   09-01-09                         4.00            7,730,000                8,016,860
--------------------------------------------------------------------------------------
Louisiana (0.5%)
De Soto Parish
  Refunding Revenue Bonds
  International Paper Company Project
  Series 2004A A.M.T.
   11-01-18                         5.00            6,935,000                7,128,695

State of Louisiana
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 2004A (AMBAC)
   10-15-16                         5.00            9,500,000               10,621,285

Tobacco Settlement Financing Corporation
  Revenue Bonds
  Asset-backed
  Series 2001B
   05-15-39                         5.88            3,300,000                3,328,512
                                                                           -----------
Total                                                                       21,078,492
--------------------------------------------------------------------------------------
Maine (0.1%)
Maine State Housing Authority
  Revenue Bonds
  Series 2003A-2 A.M.T.
   11-15-32                         5.00            3,000,000                3,071,490
--------------------------------------------------------------------------------------
Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Maryland (1.6%)
County of Baltimore
  Pre-refunded Unlimited General Obligation Bonds
  Metropolitan District
  Series 2001
   06-01-12                         5.50%          $3,500,000               $3,971,030

County of Baltimore
  Unlimited General Obligation Refunding Bonds
  Metropolitan District
  67th Issue
  Series 2002
   09-01-14                         5.25            3,215,000                3,600,479

County of Howard
  Pre-refunded Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   08-15-12                         5.25            1,020,000                1,141,237

County of Howard
  Un-refunded Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   08-15-12                         5.25            6,275,000                7,020,847

County of Montgomery
  Unlimited General Obligation Refunding Bonds
  Series 2002A
   11-01-10                         5.00           10,775,000               11,815,541

County of Montgomery
  Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   02-01-11                         5.00            8,000,000                8,787,680

State of Maryland
  Unlimited General Obligation Bonds
  State & Local Facilities Capital Improvement
  Series 2002A
   03-01-17                         5.50            5,000,000                5,908,300

University System of Maryland
  Revenue Bonds
  Series 2003A
   04-01-10                         5.00           13,440,000               14,563,717

Washington Suburban Sanitation District
  Unlimited General Obligation Refunding Bonds
  Building Construction
  Series 2003
   06-01-08                         5.25            1,660,000                1,775,553

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Maryland (cont.)
Washington Suburban Sanitation District
  Unlimited General Obligation Bonds
  Water Supply
  Series 2001
   06-01-12                         4.25%          $4,050,000               $4,266,716
                                                                           -----------
Total                                                                       62,851,100
--------------------------------------------------------------------------------------
Massachusetts (3.4%)
City of Boston
  Revenue Bonds
  Series 2004A
   11-01-22                         5.00            4,435,000                4,779,821

City of Boston
  Unlimited General Obligation Bonds
  Series 2005A
   01-01-14                         5.00            9,000,000               10,013,760

Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidated Loan
  Series 2001D (MBIA)
   11-01-13                         6.00           15,000,000               17,771,400

Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidated Loan
  Series 2002A (FGIC)
   01-01-09                         5.00           12,370,000               13,203,120

Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidated Loan
  Series 2002E
   01-01-09                         5.50            5,000,000                5,406,800

Commonwealth of Massachusetts
  Pre-refunded Limited General Obligation Bonds
  Consolidated Loan
  Series 2002C
   11-01-30                         5.25           10,000,000               11,098,900

Commonwealth of Massachusetts
  Special Obligation Bonds Refunding Notes
  Federal Highway Grant Anticipation
  Series 2003A (FSA)
   12-15-14                         5.00            2,390,000                2,619,536

Commonwealth of Massachusetts
  Unlimited General Obligation Bonds
  Consolidated Loan
  Series 2005A
   03-01-16                         5.00            5,000,000                5,497,350

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Massachusetts (cont.)
Massachusetts Development Finance Agency
  Pre-refunded Revenue Bonds
  Briarwood
  Series 2001B
   12-01-30                         8.25%          $5,000,000               $6,270,450

Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2001DD
   07-15-35                         5.00            2,000,000                2,088,720

Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37                         5.13            2,500,000                2,651,925

Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2004M
   07-01-25                         5.25            7,030,000                8,213,360

Massachusetts Industrial Finance Agency
  Revenue Bonds
  Tufts University
  Series 1998H (MBIA)
   02-15-28                         4.75            1,750,000                1,778,368

Massachusetts Port Authority
  Revenue Bonds
  Delta Air Lines Project
  Series 2001A (AMBAC) A.M.T.
   01-01-22                         5.50           20,000,000               21,126,999

Massachusetts State Turnpike Authority
  Revenue Bonds
  Series 1997A (MBIA)
   01-01-17                         5.13            4,000,000                4,192,280

Massachusetts State Water Pollution Abatement
  Refunding Revenue Bonds
  Pool PG
  Series 2004A
   08-01-16                         5.25            5,000,000                5,708,050

Massachusetts Water Resources Authority
  Revenue Bonds
  Series 1992A
   07-15-19                         6.50            3,500,000                4,315,045

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Massachusetts (cont.)
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 2004D (MBIA)
   08-01-27                         4.75%          $9,000,000               $9,307,080
                                                                           -----------
Total                                                                      136,042,964
--------------------------------------------------------------------------------------
Michigan (3.2%)
Anchor Bay School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29                         5.00            2,500,000                2,633,150

Detroit
  Revenue Bonds
  Series 2003B (MBIA)
   07-01-32                         5.25            5,000,000                5,384,700

Dickinson County Economic Development Corporation
  Refunding Revenue Bonds
  International Paper Company Projects
  Series 2004A
   11-01-18                         4.80            5,000,000                5,113,850

Howell Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29                         5.00            2,855,000                3,007,057

Hudsonville Public Schools
  Unlimited General Obligation Refunding Bonds
  Series 1997 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-27                         5.15            5,045,000                5,206,945

Kalamazoo City School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2001 (FSA)
   05-01-12                         4.40            1,070,000                1,131,536

Michigan Municipal Bond Authority
  Refunding Revenue Bonds
  School Loan
  Series 2003A
   06-01-09                         5.25            5,500,000                5,953,970

Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Michigan (cont.)
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2001
   10-01-09                         5.00%          $9,840,000              $10,616,178
   10-01-10                         5.00            5,195,000                5,681,460
   10-01-14                         5.00            4,585,000                4,988,388

Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2002
   10-01-15                         5.50            5,000,000                5,827,200

Michigan Municipal Bond Authority
  Revenue Bonds
  State Revolving Fund
  Series 1997
   10-01-14                         5.25            3,615,000                3,818,380
   10-01-15                         5.25            6,505,000                6,870,971

Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-14                         5.25            5,000,000                5,619,750

Michigan State Building Authority
  Refunding Revenue Bonds
  Facilities Program
  Series 2003 II (MBIA)
   10-15-29                         5.00            4,500,000                4,748,310

Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2000 I
   10-15-16                         5.25            2,000,000                2,176,960

Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2001 I
   10-15-08                         5.50            5,280,000                5,708,314

Michigan State South Central Power Agency
  Refunding Revenue Bonds
  Series 2002 (AMBAC)
   11-01-08                         5.00            7,895,000                8,413,702

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Michigan (cont.)
Michigan Strategic Fund
  Refunding Revenue Bonds
  Environmental Improvement
  Crown Paper Company
  Series 1997B
   08-01-12                         6.25%          $1,100,000(b,l)                 $11

State of Michigan
  Certificate of Participation
  Series 2004A (MBIA)
   09-01-31                         4.25            9,250,000                9,604,090

Summit Academy
  Certificate of Participation
  Series 1998
   08-01-18                         7.00            1,800,000                1,801,782

Summit Academy North Public School Academy
  Certificate of Participation
  Series 2001
   07-01-30                         7.38            4,140,000                4,366,127

Summit Academy North Public School Academy
  Certificate of Participation
  Series 2001B
   07-01-30                         8.75            1,030,000                1,090,193

Van Buren Township Downtown Development Authority
  Tax Allocation Bonds
  Series 1994
   10-01-16                         8.40            3,645,000                3,722,420

Waverly Community School
  Pre-refunded Unlimited General Obligation Bonds
  Series 2000 (FGIC)
   05-01-17                         5.25            1,500,000                1,647,975

Wayne County Charter Airport
  Revenue Bonds
  Detroit Metropolitan Airport
  Series 1998B (MBIA)
   12-01-11                         5.25            4,040,000                4,360,453

Western Michigan University
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   11-15-16                         5.00            2,930,000                3,206,416
   11-15-17                         5.00            3,020,000                3,288,901
                                                                           -----------
Total                                                                      125,989,189
--------------------------------------------------------------------------------------
Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Minnesota (4.2%)
Anoka County Housing & Redevelopment Authority
  Revenue Bonds
  Epiphany Assisted Living LLC Project
  Series 1999
   12-01-29                         7.40%          $4,000,000(l)            $3,642,520

City of Sartell
  Revenue Bonds
  Foundation for Health Care Project
  Series 1999A
   09-01-29                         6.63            3,500,000                3,625,475

Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-22                         4.25            2,700,000                2,735,127
   02-01-23                         4.50            3,000,000                3,098,010
   02-01-24                         4.50            2,000,000                2,068,000

Maplewood
  Revenue Bonds
  Care Institute
  Series 1994
   01-01-24                         7.75            7,705,000(b,l)           4,623,000

Minneapolis & St. Paul
  Metropolitan Airports Commission
  Refunding Subordinated Revenue Bonds
  Series 2005C (FGIC)
   01-01-25                         5.00            5,585,000(c)             5,956,849
   01-01-26                         5.00            2,600,000(c)             2,768,896

Minneapolis & St. Paul
  Metropolitan Airports Commission
  Revenue Bonds
  Series 1999B (FGIC) A.M.T.
   01-01-11                         5.50            3,000,000                3,241,260
   01-01-16                         5.63            5,000,000                5,400,150

Minneapolis Special School District #1
  Unlimited General Obligation Refunding Bonds
  Series 2005A (FSA)
  (School District Credit Enhancement Program)
   02-01-15                         5.00            5,965,000                6,572,058

Minnesota Business Academy
  Taxable Capital Appreciation Note
  Zero Coupon
  Series 2002
   06-30-07                         6.01              348,000(b,d,l)            69,600

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Minnesota (cont.)
Minnesota State Municipal Power Agency
  Revenue Bonds
  Series 2004A
   10-01-29                         5.13%          $2,000,000               $2,123,980

Richfield
  Refunding Revenue Bonds
  Richfield Senior Housing Project
  Series 2004A
   12-01-39                         6.63            6,050,000                6,179,047

Shakopee
  Revenue Bonds
  St. Francis Regional Medical Center Series 2004
   09-01-25                         5.10            5,000,000                5,197,650

Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994A (MBIA)
   01-01-22                         6.73           17,500,000(d)             8,395,625
   01-01-23                         6.80           26,500,000(d)            12,078,965
   01-01-25                         6.75           17,500,000(d)             7,183,750
   01-01-26                         6.81           27,500,000(d)            10,679,075
   01-01-27                         6.80           11,450,000(d)             4,210,852

Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-17                         5.25           15,000,000               17,081,849

St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Care Center Housing Project
  Series 1993
   11-01-06                         7.13              655,000                  658,236
   11-01-17                         7.13            2,165,000                2,182,493

St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Minnesota Business Academy Project
  Series 2000
   03-01-30                         8.00            4,390,000(b,l)           3,454,579

St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Rental - Lyngblomsten Housing Project
  Series 1993
   11-01-24                         7.00            2,440,000                2,446,246

Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Minnesota (cont.)
St. Paul Port Authority
  Revenue Bonds
  Office Building at Cedar Street
  Series 2003
   12-01-23                         5.00%          $2,540,000               $2,713,863
   12-01-27                         5.13            5,465,000                5,843,178

State of Minnesota
  Unlimited General Obligation Bonds
  Series 2000
   06-01-10                         5.50            9,230,000               10,274,744
   11-01-14                         5.50           10,000,000               11,139,400

Todd Morrison Cass & Wadena Counties
  United Hospital District
  Unlimited General Obligation Bonds
  Health Care Facilities-Lakewood
  Series 2004
   12-01-34                         5.00            4,275,000                4,378,883

Western Minnesota Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003B (MBIA)
   01-01-15                         5.00            5,000,000                5,545,600

Western Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-30                         5.00            2,000,000                2,098,880
                                                                           -----------
Total                                                                      167,667,840
--------------------------------------------------------------------------------------
Mississippi (0.6%)
Harrison County Wastewater Management District
  Refunding Revenue Bonds
  Wastewater Treatment Facility
  Series 1986 Escrowed to Maturity
   02-01-15                         5.00            4,250,000                4,705,770

State of Mississippi
  Unlimited General Obligation Refunding Bonds
  Series 2001
   09-01-12                         5.50           10,000,000               11,324,100

State of Mississippi
  Unlimited General Obligation Refunding Bonds
  Series 2002D
   07-01-16                         5.50            7,570,000                8,784,001
                                                                           -----------
Total                                                                       24,813,871
--------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Missouri (0.4%)
City of St. Louis
  Refunding Revenue Bonds
  Lambert-St. Louis International
  Series 2003A (FSA)
   07-01-11                         5.25%          $4,150,000               $4,553,920

Missouri Housing Development Commission
  Revenue Bonds
  Drivers
  Series 2001 Inverse Floater
  (GNMA/FNMA) A.M.T.
   09-01-33                         7.91            1,220,000(g)             1,326,762

St. Louis Municipal Finance Corporation
  Refunding Revenue Bonds
  Convention Center Project
  Series 2003 (AMBAC)
   07-15-08                         5.00            8,180,000                8,673,090
                                                                           -----------
Total                                                                       14,553,772
--------------------------------------------------------------------------------------
Nebraska (0.4%)
Nebraska Public Power District
  Pre-refunded Revenue Bonds
  Series 1998A (MBIA)
   01-01-14                         5.25           11,500,000               12,273,030

Nebraska Public Power District
  Un-refunded Revenue Bonds
  Series 1998A (MBIA)
   01-01-14                         5.25              725,000                  767,971

Omaha Public Power District
  Revenue Bonds
  Series 1986A Escrowed to Maturity
   02-01-15                         6.00            1,370,000                1,600,831
                                                                           -----------
Total                                                                       14,641,832
--------------------------------------------------------------------------------------

Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Nevada (0.4%)
Clark County Improvement District
  Special Assessment Bonds
  Southern Highlands Area
  Series 1999
   12-01-19                         7.50%          $4,850,000               $5,177,327

Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds
  Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 (AMBAC)
   01-01-19                         5.75            5,105,000(d)             2,738,475
   01-01-23                         5.93            5,000,000(d)             2,146,100

Henderson
  Revenue Bonds
  Catholic HealthCare West
  Series 1998
   07-01-26                         5.38            5,000,000                5,133,350
                                                                           -----------
Total                                                                       15,195,252
--------------------------------------------------------------------------------------
New Hampshire (--%)
New Hampshire Business Finance Authority
  Refunding Revenue Bonds
  Crown Paper Company Project
  Series 1996
   01-01-22                         7.75            4,255,000(b,l)                  43

New Jersey (3.3%)
New Jersey Economic Development Authority
  Pre-refunded Revenue Bonds
  School Facilities Construction
  Series 2003F
   06-15-26                         5.00            5,000,000                5,532,250

New Jersey Economic Development Authority
  Pre-refunded Revenue Bonds
  School Facilities Construction
  Series 2004G (AMBAC)
   09-01-21                         5.00            7,050,000                7,843,971

New Jersey Economic Development Authority
  Refunding Revenue Bonds
  Senior Lien
  Series 2001A (MBIA)
   07-01-08                         5.00           10,000,000               10,586,600

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

New Jersey (cont.)
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
   06-15-11                         5.00%          $6,000,000               $6,509,400

New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FSA)
   06-15-10                         5.00            7,000,000                7,537,530

New Jersey State Educational Facilities Authority
  Pre-refunded Revenue Bonds
  Princeton University
  Series 2000H
   07-01-21                         5.38            2,000,000                2,212,200

New Jersey State Turnpike Authority
  Pre-refunded Revenue Bonds
  Series 2000A Escrowed to Maturity (MBIA)
   01-01-11                         6.00            3,215,000                3,683,779

New Jersey State Turnpike Authority
  Revenue Bonds
  Series 2000R Inverse Floater (MBIA)
   01-01-13                         9.22            4,330,000(g)             6,599,266

New Jersey State Turnpike Authority
  Un-refunded Revenue Bonds
  Series 2000A (MBIA)
   01-01-11                         6.00            7,785,000                8,907,286

New Jersey Transportation Corporation
  Certificate of Participation
  Federal Transportation Administration Grants
  Series 2000B (AMBAC)
   09-15-08                         5.50            5,000,000                5,365,150

New Jersey Transportation Trust Fund Authority
  Per-refunded Revenue Bonds
  Transportation System
  Series 2003C
   06-15-24                         5.50            6,000,000                6,870,120

New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation System
  Series 2001C (FSA)
   12-15-12                         5.75           25,000,000               28,714,249

Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

New Jersey (cont.)
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Asset-backed
  Series 2002
   06-01-32                         5.75%          $6,750,000               $6,817,365
   06-01-37                         6.00           12,770,000               12,935,755

Tobacco Settlement Financing Corporation
  Revenue Bonds
  Series 2003
   06-01-32                         6.38            8,150,000                8,489,122
   06-01-39                         6.75            2,000,000                2,170,920

University of Medicine & Dentistry of New Jersey
  Revenue Bonds
  Series 2002A (AMBAC)
   12-01-12                         5.25            1,705,000                1,915,738
                                                                           -----------
Total                                                                      132,690,701
--------------------------------------------------------------------------------------
New Mexico (0.7%)
Farmington
  Pre-refunded Revenue Bonds
  Series 1983
   01-01-13                         9.88            4,335,000                4,359,276

New Mexico State Highway Commission
  Pre-refunded Revenue Bonds
  Sr Sub Lien
  Series 2001A Escrowed to Maturity
   06-15-10                         5.00            5,115,000                5,564,660

New Mexico State Highway Commission
  Un-refunded Revenue Bonds
  Sr Sub Lien
  Series 2001A
   06-15-10                         5.00            4,885,000                5,314,440

State of New Mexico
  Unlimited General Obligation Bonds
  Capital Projects
  Series 2003
   03-01-08                         4.00           12,690,000               13,051,919
                                                                           -----------
Total                                                                       28,290,295
--------------------------------------------------------------------------------------
See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

New York (13.0%)
City of New York
  Unlimited General Obligation Bonds
  Series 2000 II Inverse Floater (FGIC)
   05-15-14                         8.90%          $1,790,000(g)            $2,536,788
   05-15-15                         8.90            1,890,000(g)             2,628,253
   05-15-16                         8.90            1,175,000(g)             1,665,645

City of New York
  Unlimited General Obligation Bonds
  Series 2001F
   08-01-12                         5.25           15,230,000               16,646,694

City of New York
  Unlimited General Obligation Bonds
  Series 2001G (FSA)
   08-01-11                         5.25            5,000,000                5,536,400

City of New York
  Unlimited General Obligation Bonds
  Series 2002E
   08-01-16                         5.75            8,210,000                9,237,892

City of New York
  Unlimited General Obligation Bonds
  Series 2002E (MBIA)
   08-01-15                         5.63            2,000,000                2,261,640

City of New York
  Unlimited General Obligation Bonds
  Series 2003D
   10-15-20                         5.25            6,520,000                7,079,872

City of New York
  Unlimited General Obligation Bonds
  Series 2003 I
   03-01-27                         5.38            8,000,000                8,664,880

City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19                         5.50           27,500,000               30,278,874
   06-01-28                         5.25           10,050,000               10,753,299

City of New York
  Unlimited General Obligation Bonds
  Series 2004C-1
   08-15-21                         5.00            3,000,000                3,190,830

City of New York
  Unlimited General Obligation Bonds
  Series 2004D
   11-01-34                         5.00            3,000,000                3,146,790

Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

New York (cont.)
City of New York
  Unlimited General Obligation Bonds
  Series 2004E (FSA)
   11-01-22                         5.00%          $6,000,000               $6,461,640

City of New York
  Unlimited General Obligation Bonds
  Series 2004G
   12-01-21                         5.00           12,400,000               13,210,092

Long Island Power Authority
  Revenue Bonds
  Series 2003B
   12-01-05                         5.00           10,000,000               10,102,300

Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A
   01-01-16                         5.75            5,000,000                5,837,850
   01-01-29                         5.13           10,000,000               10,554,700
   11-15-32                         5.75            5,855,000                6,626,104

Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19                         5.50            4,000,000                4,489,920

Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-26                         5.50            8,500,000                9,441,375

Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002B (MBIA)
   01-01-13                         5.50           10,160,000               11,581,790

Metropolitan Transportation Authority
  Revenue Bonds
  Series 2005A (MBIA)
   11-15-14                         5.00            8,940,000                9,980,437

New York City Health & Hospital Corporation
  Revenue Bonds
  Health Systems
  Series 2002A (FSA)
   02-15-15                         5.50            5,255,000                5,841,090

New York City Housing Development
  Revenue Bonds
  Capital Fund New York City Housing
  Authority Program
  Series 2005A (FGIC)
   07-01-25                         5.00           10,800,000               11,641,752

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
28   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

New York (cont.)
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2002A
   06-15-29                         5.00%          $4,000,000               $4,188,120

New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2003E
   06-15-34                         5.00            5,000,000                5,242,450

New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2004A
   06-15-39                         5.00            9,000,000                9,460,440

New York City Transitional Finance Authority
  Pre-refunded Revenue Bonds
  Future Tax Secured
  Series 1998C
   05-01-12                         5.25            5,800,000                6,239,466

New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2001B
   02-01-11                         5.50            5,000,000                5,574,500

New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2003D
   02-01-31                         5.00            4,000,000                4,204,880

New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2003E (MBIA)
   02-01-20                         5.25            5,000,000                5,470,750

New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33                         5.00            4,255,000                4,474,515

New York City Transitional Finance Authority
  Un-refunded Revenue Bonds
  Future Tax
  Series 1999C
   05-01-25                         5.50              940,000                1,022,814

Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

New York (cont.)
New York Local Government Assistance Corporation
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993C (MBIA)
   04-01-14                         3.65%          $4,210,000(d)            $3,014,444

New York Mortgage Agency
  Revenue Bonds
  35th Series 2005 A.M.T.
   10-01-30                         4.80            5,000,000                5,007,450

New York Mortgage Agency
  Revenue Bonds
  Series 2002A II Inverse Floater A.M.T.
   04-01-32                         7.57            4,965,000(g)             5,299,840

New York Power Authority
  Revenue Bonds
  Series 2000A
   11-15-30                         5.25            1,615,000                1,717,827

New York State Dormitory Authority
  Revenue Bonds
  Catholic Health L.I. Obligation Group
  Series 2004
   07-01-27                         5.00           15,430,000               15,883,179

New York State Dormitory Authority
  Revenue Bonds
  City University System Consolidated
  2nd General Resolution
  Series 1993A
   07-01-18                         5.75            5,500,000                6,382,420

New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  Series 1990D Escrowed to Maturity
   07-01-09                         7.00            3,735,000                4,005,974

New York State Dormitory Authority
  Revenue Bonds
  Hospital Insured Mortgage
  Series 2004A (FHA/FSA)
   02-15-13                         5.25            8,840,000                9,882,148
   08-15-13                         5.25            7,415,000                8,310,213

New York State Dormitory Authority
  Revenue Bonds
  Mental Health Services Facilities Improvement
  Series 2005B (AMBAC)
   02-15-30                         5.00            5,000,000                5,299,350

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

New York (cont.)
New York State Dormitory Authority
  Revenue Bonds
  School Districts Financing Program
  Series 2002D (MBIA)
   10-01-08                         5.00%         $13,010,000              $13,861,765

New York State Dormitory Authority
  Revenue Bonds
  State Personal Income Tax
  Series 2003A
   03-15-10                         5.25            4,000,000                4,360,800

New York State Dormitory Authority
  Revenue Bonds
  State University Educational Facilities
  Series 1993A
   05-15-13                         5.50           24,530,000               27,560,681

New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985 (MBIA)
   03-15-15                         4.10           13,600,000               13,788,224

New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985D (MBIA)
   12-01-15                         4.10            6,500,000                6,586,190

New York State Energy Research & Development Authority
  Revenue Bonds
  Residual Certificates
  Series 2000-379 Inverse Floater (MBIA)
   01-01-21                         7.93            7,520,000(g)             8,294,259

New York State Environmental Facilities Corporation
  Revenue Bonds
  New York City Municipal Water
  Financing Project
  2nd Series 2004
   06-15-26                         5.00           13,285,000               14,231,689

New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002B
   06-15-31                         5.00            9,000,000                9,434,430

Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

New York (cont.)
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002K
   06-15-28                         5.00%          $9,000,000               $9,484,830

New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  Series 2003
   06-15-32                         5.00            3,500,000                3,698,975

New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  Series 2003B
   06-15-26                         5.00           12,210,000               12,952,002

New York State Housing Finance Agency
  Refunding Revenue Bonds
  State University Construction
  Series 1986A Escrowed to Maturity
   05-01-13                         6.50            3,500,000                4,144,805

New York State Thruway Authority
  Revenue Bonds
  Local Highway & Bridge
  Series 2002
   04-01-15                         5.50            5,000,000                5,573,500

New York State Thruway Authority
  Revenue Bonds
  Series 2001A (FGIC)
   04-01-11                         5.50            7,500,000                8,422,875

New York State Thruway Authority
  Revenue Bonds
  Series 2004A (MBIA)
   04-01-19                         5.00            4,780,000                5,180,421

New York State Urban Development Corporation
  Refunding Revenue Bonds
  Service Contract
  Series 2005 (FSA)
   01-01-17                         5.00            9,000,000                9,944,640

Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34                         5.00            7,000,000                7,408,310

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

New York (cont.)
Port Authority of New York & New Jersey
  Revenue Bonds
  Series 2000 II Inverse Floater (MBIA) A.M.T.
   10-15-21                         8.47%          $3,505,000(g)            $4,201,093

Sales Tax Asset Receivables Corporation
  Revenue Bonds
  Series 2004A (MBIA)
   10-15-23                         5.00            2,850,000                3,082,275

Tobacco Settlement Financing Authority
  Revenue Bonds
  Asset-backed
  Series 2003A-1
   06-01-16                         5.50            2,500,000                2,714,175

Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003C-1
   06-01-14                         5.50            9,500,000               10,198,915
   06-01-15                         5.50            7,125,000                7,742,168

Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002B
   11-15-29                         5.13            5,415,000                5,743,149
                                                                           -----------
Total                                                                      518,687,858
--------------------------------------------------------------------------------------
North Carolina (3.1%)
City of Charlotte
  Revenue Bonds
  Series 2002A
   07-01-14                         5.50            5,695,000                6,588,489
   07-01-15                         5.50            5,155,000                5,995,523

Mecklenburg County
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001D
   02-01-12                         4.00            3,600,000                3,771,432
   02-01-14                         4.10            3,600,000                3,773,304

North Carolina Eastern Municipal Power Agency
  Pre-refunded Revenue Bonds
  Series 1986A Escrowed to Maturity
   01-01-17                         5.00            6,220,000                6,912,970

North Carolina Eastern Municipal Power Agency
  Pre-refunded Revenue Bonds
  Series 1988A
   01-01-26                         6.00            1,940,000                2,396,385

Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

North Carolina (cont.)
North Carolina Eastern Municipal Power Agency
  Pre-refunded Revenue Bonds
  Series 1989A
   01-01-10                         7.50%         $15,125,000              $17,965,625

North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993B
   01-01-07                         7.25            5,000,000                5,287,550
   01-01-09                         6.13           10,000,000               10,812,300

North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-11                         5.50           15,000,000               16,207,800

North Carolina Eastern Municipal Power Agency
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   01-01-13                         8.32            3,330,000(g)             3,922,407

North Carolina Eastern Municipal Power Agency
  Un-refunded Revenue Bonds
  Series 1989A
   01-01-10                         7.50           14,035,000               16,184,741

North Carolina Housing Finance Agency
  Revenue Bonds
  Series 2002 II Inverse Floater A.M.T.
   01-01-34                         7.47            2,910,000(g)             3,078,955

North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-12                         5.50            6,500,000                7,181,395

Raleigh Durham Airport Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-01-11                         5.00            1,900,000                2,066,896

State of North Carolina
  Pre-refunded Unlimited General Obligation Bonds
  Public Improvement
  Series 1999A
   03-01-15                         5.25            5,000,000                5,479,250

State of North Carolina
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001A
   03-01-08                         4.50            4,400,000                4,591,356
                                                                           -----------
Total                                                                      122,216,378
--------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
31   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Ohio (3.3%)
City of Cleveland
  Refunding Revenue Bonds
  Series 2001J (FSA)
   01-01-12                         5.38%          $1,000,000               $1,120,510

City of Hamilton
  Refunding Revenue Bonds
  Series 2002A (FSA)
   10-15-25                         4.70            8,000,000                8,272,960

Columbus
  Pre-refunded Unlimited General Obligation Bonds
  Series 1999-2
   06-15-15                         5.75            2,000,000                2,262,340

County of Coshocton
  Refunding Revenue Bonds
  Smurfit-Stone Container
  Series 2005
   08-01-13                         5.13            4,750,000                4,771,185

County of Cuyahoga
  Refunding Revenue Bonds
  Judson Retirement Community
  Series 1996A
   11-15-18                         7.25            2,880,000                3,072,931

County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-21                         6.00            6,000,000                6,847,800

County of Cuyahoga
  Revenue Bonds
  Canton Project
  Series 2000
   01-01-30                         7.50            1,500,000                1,695,915

County of Montgomery
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30                         5.00            9,000,000                9,380,700
   05-01-32                         5.00            3,250,000                3,382,600

Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003A (FGIC)
   12-01-27                         5.00            2,765,000                2,929,296
   12-01-31                         5.00            5,000,000                5,265,750

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Ohio (cont.)
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003D (FGIC)
   12-01-17                         5.00%          $4,000,000               $4,339,720

Franklin County
  Refunding Revenue Bonds
  OhioHealth Corporation
  Series 2003C
   05-15-22                         5.25            5,170,000                5,580,705
   05-15-24                         5.25            2,625,000                2,815,103

Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-28                         5.00            3,000,000                3,189,780
   12-01-33                         5.00            1,500,000                1,587,960

Licking Heights Local School District
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   12-01-28                         5.00            4,960,000                5,273,770

Ohio Municipal Electric Generation Agency
  Refunding Revenue Bonds
  Joint Venture 5 Certificates
  Series 2004 (AMBAC)
   02-15-24                         4.75            7,230,000                7,554,410

Ohio State Building Authority
  Revenue Bonds
  Adult Correctional Building Fund
  Series 2002B
   04-01-14                         5.25           12,000,000               13,533,839

Ohio State Building Authority
  Revenue Bonds
  State Facilities Adult Correction
  Series 2005A (FSA)
   04-01-22                         5.00            4,250,000(c)             4,585,155

Ohio State University
  Revenue Bonds
  Series 2002A
   12-01-12                         5.25              750,000                  842,700

Ohio State Water Development Authority
  Revenue Bonds
  Water Quality Loan Fund
  Series 2004
   12-01-16                         5.00            4,250,000                4,689,960

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
32   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Ohio (cont.)
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001B
   09-15-11                         5.25%          $6,545,000               $7,279,284
   09-15-20                         5.00            3,780,000                4,057,414

State of Ohio
  Unlimited General Obligation Bonds
  Highway Capital Improvement
  Series 2002G
   05-01-12                         5.25            6,855,000                7,661,354

State of Ohio
  Unlimited General Obligation Bonds
  Highway Capital Improvement
  Series 2005 I
   05-01-14                         5.00           10,000,000               11,172,000
                                                                           -----------
Total                                                                      133,165,141
--------------------------------------------------------------------------------------
Oklahoma (0.2%)
Oklahoma Municipal Power Authority
  Revenue Bonds
  Series 2001A (FSA)
   01-01-12                         5.00            1,185,000                1,291,875
   01-01-13                         5.00            1,020,000                1,104,415

Oklahoma Transportation Authority
  Refunding Revenue Bonds
  2nd Series 2002B (AMBAC)
   01-01-16                         5.25            5,000,000                5,528,550
                                                                           -----------
Total                                                                        7,924,840
--------------------------------------------------------------------------------------
Oregon (0.6%)
Clackamus Community College District
  Unlimited General Obligation Bonds
  Series 2001 (FGIC)
   06-15-11                         5.00            2,250,000                2,469,285
   06-15-12                         5.25            1,000,000                1,110,500

Oregon State Department of Administrative Services
  Revenue Bonds
  Series 2003 (FSA)
   09-01-11                         5.00            5,000,000                5,487,700

Port of Portland
  Refunding Revenue Bonds
  Portland International Airport
  Series 2001D (FGIC) A.M.T.
   07-01-11                         5.25            3,335,000                3,621,510

Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Oregon (cont.)
Salem-Keizer School District #24J
  Pre-refunded Unlimited General Obligation Bonds
  Series 1999
   06-01-19                         5.00%          $3,500,000               $3,757,565

Umatilla County Hospital Facility Authority
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-32                         5.00            2,255,000                2,338,615

Washington Multnomah & Yamhill Counties
  Ore School District #1J
  Unlimited General Obligation Bonds
  School Improvements
  Series 2001 (MBIA)
   06-01-11                         5.00            2,995,000                3,285,216
                                                                           -----------
Total                                                                       22,070,391
--------------------------------------------------------------------------------------
Pennsylvania (2.1%)
Beaver County Industrial Development Authority
  Collateralized Refunding Revenue Bonds
  Cleveland Electric Illuminating
  Series 1995A
   07-15-25                         7.75           11,150,000               11,457,182

Beaver County Industrial Development Authority
  Collateralized Refunding Revenue Bonds
  Toledo Edison
  Series 1995A
   05-01-20                         7.75           14,000,000               14,612,359

City of Philadelphia
  Revenue Bonds
  1975 General Ordinance
  17th Series 2003 (FSA)
   07-01-09                         5.00            7,650,000                8,187,413

Commonwealth of Pennsylvania
  Unlimited General Obligation Refunding Bonds
  Series 2002
   02-01-12                         5.50            5,970,000                6,749,384

County of Allegheny
  Unlimited General Obligation Refunding Bonds
  Series 2003C-56 (FSA)
   10-01-09                         5.00            3,990,000                4,286,297

Delaware River Port Authority
  Refunding Revenue Bonds
  Port District Project
  Series 2001A (FSA)
   01-01-12                         5.25            3,130,000                3,503,879

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
33   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Pennsylvania (cont.)
Garnet Valley School District
  Unlimited General Obligation Bonds
  Series 2001A (FGIC)
   02-15-25                         5.00%          $2,000,000               $2,104,260

Lehigh County Industrial Development Authority
  Refunding Revenue Bonds
  PPL Electric Utilities Corporation Project
  Series 2003 (AMBAC)
   11-01-08                         3.13            7,000,000                7,048,440

Lehigh County Industrial Development Authority
  Refunding Revenue Bonds
  PPL Electric Utilities Corporation Project
  Series 2005 (FGIC)
   02-15-27                         4.75            8,000,000                8,142,720

Montgomery County Industrial Development Authority
  Revenue Bonds
  Acts Retirement - Life Communities
  Series 1998
   11-15-28                         5.25            7,500,000                7,627,575

Pennsylvania State University
  Refunding Revenue Bonds
  Series 2002
   08-15-16                         5.25            1,000,000                1,144,970

Philadelphia Authority for Industrial Development
  Revenue Bonds
  Series 2001B (FSA)
  10-01-13                          5.50            7,925,000                8,885,669
                                                                           -----------
Total                                                                       83,750,148
--------------------------------------------------------------------------------------
Puerto Rico (1.5%)(f)
Commonwealth of Puerto Rico
  Unlimited General Obligation Refunding Bonds
  Series 2004A
   07-01-30                         5.00            6,000,000                6,489,420

Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001 (FSA)
   07-01-16                         5.50            2,140,000                2,519,401

Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24                         5.00            8,000,000                8,447,760

Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Puerto Rico (cont.)
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Series 1998 (MBIA)
   07-01-23                         4.88%         $15,880,000              $16,578,401

Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13                         5.13            5,000,000                5,424,750

Puerto Rico Housing Finance Corporation
  Revenue Bonds
  Series 2001 Inverse Floater A.M.T.
   12-01-28                         7.35            3,190,000(g)             3,391,736

Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2004J (AMBAC)
   07-01-36                         5.00            3,150,000                3,468,749

Puerto Rico Public Buildings Authority
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FSA)
   07-01-21                         7.28            3,120,000(g)             3,701,662

Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29                         5.25            8,000,000                8,885,280
                                                                           -----------
Total                                                                       58,907,159
--------------------------------------------------------------------------------------
South Carolina (1.3%)
Cherokee County
  Spring City Knitting Company Project
  Series 1979
   09-01-09                         7.40            5,200,000                5,612,152

Lexington County
  Revenue Bonds
  Series 2004
   05-01-32                         5.50            4,685,000                5,036,281

Medical University Hospital Authority
  Refunding Revenue Bonds
  Series 2004A (MBIA)
   08-15-31                         5.00            4,200,000                4,401,642

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

South Carolina (cont.)
Richland County School District #2
  Unlimited General Obligation Bonds
  Series 2002B (FGIC)
   02-01-08                         5.00%          $3,000,000               $3,163,260
   02-01-09                         5.00            3,000,000                3,211,830

South Carolina Jobs Economic Development Authority
  Revenue Bonds
  1st Mortgage Westley Commons Project
  Series 2000
   10-01-31                         8.00            5,000,000                5,431,250

South Carolina Transportation Infrastructure Bank
  Revenue Bonds
  Junior Lien
  Series 2001B (AMBAC)
   10-01-31                         5.25           10,000,000               10,657,601

State of South Carolina
  Unlimited General Obligation Bonds
  State Highway
  Series 2001B
   04-01-12                         4.50            6,000,000                6,418,320

State of South Carolina
  Unlimited General Obligation Bonds
  State School Facilities
  Series 2001A
   01-01-10                         5.00            2,000,000                2,170,760

Tobacco Settlement Revenue Management Authority
  Revenue Bonds
  Series 2001B
   05-15-22                         6.00            5,035,000                5,172,304
                                                                           -----------
Total                                                                       51,275,400
--------------------------------------------------------------------------------------
South Dakota (0.5%)
Heartland Consumers Power District
  Refunding Revenue Bonds
  Series 1986 Escrowed to Maturity
   01-01-10                         6.00           10,205,000               11,009,052

South Dakota Lease Revenue
  Trust Certificates
  Series 1993A (FSA)
   09-01-17                         6.70            7,260,000                9,215,408
                                                                           -----------
Total                                                                       20,224,460
--------------------------------------------------------------------------------------
Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Tennessee (0.7%)
City of Memphis
  Pre-refunded Unlimited General Obligation Bonds
  General Improvement
  Series 2000
   04-01-16                         5.25%          $5,000,000               $5,362,700
   04-01-18                         5.25            4,675,000                5,014,125

Metropolitan Government Nashville & Davidson County
  Health & Educational Facilities Board
  Revenue Bonds
  Vanderbilt University
  Series 2005B-3 (MBIA)
   10-01-44                         5.00           13,000,000(h)            14,086,930

Shelby County Health Educational &  Housing Facilities Board
  Revenue Bonds
  St. Jude's Childrens Research
  Series 1999
   07-01-29                         5.38            5,000,000                5,268,250
                                                                           -----------
Total                                                                       29,732,005
--------------------------------------------------------------------------------------
Texas (4.7%)
Aldine Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-11                         5.00            2,000,000                2,179,600

City of Austin
  Refunding Revenue Bonds
  Series 2002 (FSA)
   11-15-14                         5.50            3,485,000                4,008,342

City of Corpus Christi
  Limited General Obligation
  Refunding & Improvement Bonds
  Series 2001 (FSA)
   03-01-11                         5.00            3,690,000                4,023,687
   03-01-12                         5.00            3,400,000                3,696,344

City of Houston
  Pre-refunded Revenue Bonds
  Junior Lien
  Series 2002B (AMBAC)
   12-01-15                         5.75            5,000,000                5,789,500

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Texas (cont.)
 City of Houston
  Refunding Revenue Bonds
  Junior Lien
  Series 2002B Escrowed to Maturity
  (AMBAC)
   12-01-10                         5.50%          $4,000,000               $4,477,280

City of Houston
  Revenue Bonds
  Series 2000 II Inverse Floater (FSA) A.M.T.
   07-01-18                         7.81            4,350,000(g)             5,365,290
   07-01-19                         7.83            2,660,000(g)             3,259,617

City of San Antonio
  Refunding Revenue Bonds
  Series 2003
   02-01-09                         5.25           10,000,000               10,741,900
   02-01-10                         5.25           10,000,000               10,889,700

City of The Colony
  Unlimited General Obligation Bonds
  Series 1980 Escrowed to Maturity
   08-01-07                         9.25            1,000,000                1,130,890

Corpus Christi Business & Job Development Corporation
  Refunding & Improvement Revenue Bonds
  Arena Project
  Series 2002 (AMBAC)
   09-01-25                         5.00            3,550,000                3,768,822

County of Harris
  Refunding Revenue Bonds
  Senior Lien
  Toll Road
  Series 2004 (FGIC)
   08-15-28                         5.00            4,000,000                4,241,880

County of Harris
  Unlimited General Obligation
  Refunding Bonds
  Series 2001
   10-01-08                         5.00            4,300,000                4,570,255

Cypress-Fairbanks Independent School District
  Unlimited General Obligation Refunding Bonds
  Schoolhouse
  Series 2002
  (Permanent School Fund Guarantee)
   02-15-10                         5.00            5,000,000                5,403,200

Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Texas (cont.)
Cypress-Fairbanks Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2005
  (Permanent School Fund Guarantee)
   02-15-19                         5.00%          $4,000,000               $4,314,360

Dallas Area Rapid Transit
  Revenue Bonds
  Senior Lien
  Series 2001 (AMBAC)
   12-01-09                         5.50            2,000,000                2,195,540

Duncanville Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2001B
  (Permanent School Fund Guarantee)
   02-15-32                         5.25            6,315,000                6,717,266

Fate Higher Education Facilities Corporation
  Revenue Bonds
  North Hills School Project
  Series 2000
   12-01-25                         7.75            5,710,000                6,064,363

Fort Bend Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 1999
  (Permanent School Fund Guarantee)
   02-15-18                         5.25            4,000,000                4,289,560

Fort Bend Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2004A
  (Permanent School Fund Guarantee)
   08-15-26                         5.25            4,000,000                4,333,400

Frisco Independent School District
  Unlimited General Obligation Bonds
  Series 2000
  (Permanent School Fund Guarantee)
   08-15-30                         5.00            2,045,000                2,109,009

Montgomery County Municipal Utility District #42
  Unlimited General Obligation Refunding Bonds
  Waterworks & Sewer Systems
  Series 1999
   09-01-23                         6.88            1,910,000                1,974,023

North Central Texas Health Facility
  Development Corporation
  Revenue Bonds
  Baylor Health Care System Project
  Series 2001A
   05-15-29                         5.13            2,000,000                2,065,620

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
36   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Texas (cont.)
Northside Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-12                         5.50%          $3,720,000               $4,148,023

Round Rock Independent School District
  Unlimited General Obligation Refunding Bonds
  Capital Appreciation
  Zero Coupon
  Series 1991 (MBIA)
   08-15-10                         3.27            8,300,000(d)             6,947,515

Southwest Higher Education Authority
  Revenue Bonds
  Southern Methodist University Project
  Series 2002 (AMBAC)
   10-01-15                         5.50            3,420,000                3,867,986

Texas A&M University
  Refunding Revenue Bonds
  Financing Systems
  Series 2003B
   05-15-15                         5.25            5,000,000                5,544,000

Texas Department of Housing & Community Affairs
  Revenue Bonds
  Series 2002A II Inverse Floater
  (MBIA) A.M.T.
   03-01-34                         7.97            2,185,000(g)             2,515,394

Texas Department of Housing & Community Affairs
  Revenue Bonds
  Series 2002B II Inverse Floater
  (MBIA) A.M.T.
   09-01-33                         7.96            1,925,000(g)             2,198,677

Texas Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993 (MBIA)
   09-01-09                         5.25            8,000,000                8,678,720

Texas Municipal Power Agency
  Refunding Revenue Bonds
  Sub Lien
  Series 2004 (FGIC)
   09-01-10                         4.25            3,500,000                3,604,125

Texas Public Finance Authority
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   02-01-10                         5.00           10,650,000               11,487,942

Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Texas (cont.)
Texas State Turnpike Authority
  Revenue Bonds
  First Tier
  Series 2002A (AMBAC)
   08-15-39                         5.50%         $10,000,000              $10,949,400

Texas Technical University
  Revenue Bonds
  Financing System
  7th Series 2002 (MBIA)
   08-15-09                         5.25            1,605,000                1,739,836

Texas Water Development Board
  Revenue Bonds
  Senior Lien
  State Revolving Fund
  Series 1998A
   07-15-10                         5.25            3,000,000                3,196,560

University of Texas
  Refunded Revenue Bonds
  Series 1986 Escrowed to Maturity
   08-15-07                         6.50            2,565,000                2,635,614

University of Texas
  Un-refunded Revenue Bonds
  Financing System
  Series 1996A
   08-15-13                         5.10            1,305,000                1,365,526
   08-15-14                         5.13            2,525,000                2,643,145

University of Texas Permanent University Fund
  Refunding Revenue Bonds
  Series 2002A
   07-01-09                         5.00            7,110,000                7,626,399

Wylie Independent School District
  Unlimited General Obligation Refunding Bonds
  Zero Coupon
  Series 2001
  (Permanent School Fund Guarantee)
   08-15-12                         4.80            3,385,000(d)             2,581,367
                                                                           -----------
Total                                                                      189,339,677
--------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
37   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Utah (1.7%.)
County of Carbon
  Refunding Revenue Bonds
  Sunnyside Cogeneration
  Series 1999A A.M.T.
   08-15-23                         7.10%         $10,248,000(l)            $9,828,037

County of Carbon
  Refunding Revenue Bonds
  Sunnyside Cogeneration
  Series 1999B A.M.T.
   08-15-24                         0.50            3,920,000(l)               896,347

Davis County School District
  Unlimited General Obligation Bonds
  Utah School Bond Guaranty Program
  Series 2003
   06-01-10                         5.00            2,265,000                2,458,340
   06-01-11                         5.00            2,380,000                2,605,196

Eagle Mountain
  Special Assessment Bonds
  Special Improvement District #2000-1
  Series 2001
   02-01-21                         8.25            6,380,000(l)             6,645,599

Eagle Mountain
  Special Assessment Refunding Bonds
  Special Improvement District #98-1
  Series 2004A
   05-01-13                         6.25            5,637,000                5,728,038

Intermountain Power Agency
  Refunding Revenue Bonds
  Series 1998A (MBIA)
   07-01-12                         5.25           16,600,000               17,876,873

Intermountain Power Agency
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   07-01-17                         8.42           15,330,000(g)            17,552,543

Utah Housing
  Revenue Bonds
  Series 2003A-1 A.M.T.
   07-01-24                         5.13            2,380,000                2,422,364
                                                                           -----------
Total                                                                       66,013,337
--------------------------------------------------------------------------------------
Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Vermont (0.1%)
University of Vermont & State Agricultural College
  Revenue Bonds
  Series 2002 (AMBAC)
   10-01-15                         5.50%          $2,000,000               $2,271,680
   10-01-16                         5.50            2,110,000                2,386,389
                                                                           -----------
Total                                                                        4,658,069
--------------------------------------------------------------------------------------
Virginia (1.6%)
City of Hampton
  Revenue Bonds
  Series 2002 (AMBAC)
   01-15-28                         5.13           10,750,000               11,464,122

City of Richmond
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   07-15-09                         5.25            2,150,000                2,335,954
   07-15-10                         5.25            2,150,000                2,364,957

Commonwealth of Virginia
  Unlimited General Obligation Bonds
  Series 2003A
   06-01-09                         5.00            5,400,000                5,824,818

County of Loudoun
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001C
   11-01-12                         5.00            3,010,000                3,331,498

Fairfax County Economic Development Authority
  Unlimited General Obligation Bonds
  Browne Academy
  Series 1998
   10-01-08                         6.00              705,000                  728,907
   10-01-23                         6.45            5,200,000                5,392,504

Fairfax County Redevelopment & Housing Authority
  Refunding Revenue Bonds
  Burkeshire Commons
  Series 1996
   10-01-36                         7.60            4,980,000                5,405,491

Henrico County
  Unlimited General Obligation
  Refunding & Public Improvement Bonds
  Series 2003
   01-15-10                         5.00            5,790,000                6,293,383

Loudoun County Sanitation Authority
  Revenue Bonds
  Series 2004
   01-01-33                         5.00            5,000,000                5,320,700

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
38   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Virginia (cont.)
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Asset-Backed
  Series 2005
   06-01-26                         5.50%          $2,075,000               $2,069,833

Virginia College Building Authority
  Revenue Bonds
  21st Century College Equipment
  Series 2003A
   02-01-18                         5.00            4,320,000                4,676,486

Virginia Housing Development Authority
  Revenue Bonds
  Series 2003A-1 A.M.T.
   01-01-24                         4.85            1,700,000                1,722,865
   01-01-27                         4.90            2,850,000                2,890,043

Virginia Public School Authority
  Pre-refunded Revenue Bonds
  Series 2000A
   08-01-18                         5.50            5,210,000                5,846,349
                                                                           -----------
Total                                                                       65,667,910
--------------------------------------------------------------------------------------
Washington (3.8%)
City of Seattle
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-01-08                         4.00              900,000                  925,983
   07-01-10                         4.50            2,050,000                2,171,975

City of Tacoma
  Refunding Revenue Bonds
  Series 2001A (FSA)
   01-01-20                         5.75            5,000,000                5,593,150

City of Tacoma
  Refunding Revenue Bonds
  Series 2001B (FSA)
   01-01-12                         5.50            5,000,000                5,607,850

Clark County
  Pre-refunded Revenue Bonds
  Series 2001B Escrowed to Maturity (AMBAC)
   12-01-12                         5.25              460,000                  517,505

Clark County
  Un-refunded Revenue Bonds
  Series 2001B (AMBAC)
   12-01-12                         5.25            2,105,000                2,357,768

Municipal bonds (continued)
Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Washington (cont.)
County of King
  Un-refunded Limited General Obligation Bonds
  Series 2002
   12-01-13                         5.50%         $12,925,000              $14,728,813

Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2002B (AMBAC)
   07-01-16                         6.00            7,000,000                8,083,740

Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2002B (FSA)
   07-01-16                         6.00           10,000,000               11,541,500

Everett
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   07-01-15                         5.00            1,800,000                1,967,310
   07-01-16                         5.00            1,890,000                2,056,018

Lewis County Public Utility District #1
  Refunding Revenue Bonds
  Series 2003 (XLCA)
   10-01-10                         5.00            3,620,000                3,914,559

Snohomish County Public Utility District #1
  Refunding Revenue Bonds
  Generation System
  Series 1986A Escrowed to Maturity
   01-01-20                         5.00           17,750,000               20,010,462

Spokane Public Facilities District
  Revenue Bonds
  Series 2003 (MBIA)
   12-01-28                         5.75            3,195,000                3,656,166

State of Washington
  Limited General Obligation Refunding Bonds
  Various Purpose
  Series 2002A (MBIA)
   01-01-16                         5.00           15,000,000               16,128,900

State of Washington
  Pre-refunded Unlimited General Obligation Bonds
  Series 2000B
   01-01-25                         6.00            5,000,000                5,609,700

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
39   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon           Principal                 Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Washington (cont.)
State of Washington
  Unlimited General Obligation Refunding Bonds
  Various Purpose
  Series 2005R-A
  (AMBAC)
   01-01-15                         5.00%         $14,360,000              $15,902,408

State of Washington
  Unlimited General Obligation Bonds
  1st Series 2000 Inverse Floater
   07-01-18                         8.23            4,010,000(g)             5,266,052

State of Washington
  Unlimited General Obligation Bonds
  2nd Series 2000 Inverse Floater
   07-01-19                         8.22            3,975,000(g)             5,196,597

State of Washington
  Unlimited General Obligation Bonds
  Series 2005D (FSA)
   01-01-15                         5.00            5,000,000                5,537,050

Tobacco Settlement Authority of Washington
  Revenue Bonds
  Asset-backed
  Series 2002
   06-01-32                         6.63            4,250,000                4,494,290

Washington Public Power Supply System
  Revenue Bonds
  Linked Pars & Inflos
  Series 1993 Escrowed to Maturity (FSA)
   07-01-11                         5.75           10,000,000               11,147,200
                                                                           -----------
Total                                                                      152,414,996
--------------------------------------------------------------------------------------
West Virginia (0.2%)
West Virginia Higher Education Policy Commission
  Revenue Bonds
  Higher Education Facilities
  Series 2004B (FGIC)
   04-01-29                         5.00            7,500,000                7,921,350
--------------------------------------------------------------------------------------
Municipal bonds (continued)
Name of                           Coupon           Principal                Value(a)
issuer and                         rate             amount
title of
issue(i,j)

Wisconsin (0.7%)
Badger Tobacco Asset Securitization Corporation
  Revenue Bonds
  Asset-backed
  Series 2002
   06-01-27                         6.13%          $6,850,000               $7,115,027

Dane County
  Unlimited General Obligation Bonds
  Series 2002B
   06-01-09                         5.00            2,860,000                3,061,573
   06-01-10                         5.00            2,955,000                3,200,117

State of Wisconsin
  Pre-refunded Unlimited General Obligation Bonds
  Series 2000C
   05-01-15                         5.30            2,000,000                2,201,840

Wisconsin Health & Educational Facilities Authority
  Revenue Bonds
  Wheaton Franciscan Services
  Series 2003A
   08-15-33                         5.13           13,700,000               14,147,990
                                                                           -----------
Total                                                                       29,726,547
--------------------------------------------------------------------------------------
Wyoming (0.1%)
Wyoming Community Development Authority
  Revenue Bonds
  Series 2001 Inverse Floater (FSA) A.M.T.
   12-01-21                         7.49            3,445,000(g)             3,876,727
--------------------------------------------------------------------------------------
Total municipal bonds
(Cost: $3,678,067,546)                                                  $3,878,625,532
--------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
40   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal notes (1.4%)

Issue(e,i,j)                     Effective          Amount                   Value(a)
                                   yield          payable at
                                                   maturity

Alabama (0.1%)
Columbia Industrial Development Board
  Refunding Revenue Bonds
  Alabama Power
  V.R.D.B. Series 1995
  05-01-22                          2.98%          $4,000,000               $4,000,000
--------------------------------------------------------------------------------------
Alaska (--%)
North Slope Boro
  Revenue Bonds
  BP Exploration Alaska Project
  V.R.D.B. Series 2001 A.M.T.
   07-01-25                         3.04              900,000                  900,000
--------------------------------------------------------------------------------------
California (0.2%)
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.B. Series 2001U MBIA A.M.T.
   08-01-32                         2.94            6,200,000                6,200,000
--------------------------------------------------------------------------------------
Minnesota (0.1%)
Minnesota School District Capital Equipment
  Borrowing Program
  Unlimited General Obligation Notes
  AID Anticipation Certificates
  School District Credit Enhancement Program
  V.R.D.B. Series 2004A
   09-02-05                         2.78            2,000,000                2,000,820
--------------------------------------------------------------------------------------
Nevada (--%)
County of Clark
  Revenue Bonds
  Sub Lien
  V.R.D.B. Series 2001A
  (Labdesbank Baden-Wuerttemberg)
  FGIC A.M.T.
   07-01-36                         3.01            1,400,000                1,400,000
--------------------------------------------------------------------------------------
New York (0.3%)
New York City Industrial Development Agency
  Revenue Bonds
  Liberty-1 Bryant Park LLC
  V.R.D.B. Series 2004B (Bank of America)
   11-01-39                         2.99           16,000,000               16,000,000
--------------------------------------------------------------------------------------
Municipal notes (1.4%)

Issue(e,i,j)                     Effective          Amount                 Value(a)
                                   yield          payable at
                                                   maturity

North Carolina (0.4%)
Halifax County Industrial Facilities &
  Pollution Control Financing Authority
  Revenue Bonds
  Westmoreland-Hadson Partners
  V.R.D.B. Series 1991 (Dexia Capital Local) A.M.T.
   12-01-19                         3.02%         $14,000,000              $14,000,000
--------------------------------------------------------------------------------------
Ohio (0.3%)
Ohio State Water Development Authority
  Revenue Bonds
  Ohio Edison Company Project
  V.R.D.B. Series 1988B (Wachovia Bank) A.M.T.
   09-01-18                         3.04            3,000,000                3,000,000
State of Ohio
  Revenue Bonds
  BP Exploration & Oil Project
  V.R.D.B. Series 1999 A.M.T.
   08-01-34                         3.03            7,200,000                7,200,000
                                                                           -----------
Total                                                                       10,200,000
--------------------------------------------------------------------------------------
Texas (0.1%)
Bell County Health Facility Development Corporation
  Revenue Bonds
  Hospital Scott & White
  V.R.D.B. Series 2001 (Westdeutsche Landesbank) MBIA
   08-15-31                         2.98            3,000,000                3,000,000
--------------------------------------------------------------------------------------
Total municipal notes
(Cost: $57,707,357)                                                        $57,700,820
--------------------------------------------------------------------------------------
Total investments in securities
(Cost: $3,735,774,903)(n)                                               $3,936,326,352
======================================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
41   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) At May 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $13,287,058.

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(f) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.5% of net assets at May 31, 2005.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 2005. At May 31, 2005, the value of inverse floaters represented 4.1% of net assets.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(i) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:
       ACA        --       ACA Financial Guaranty Corporation
       AMBAC      --       Ambac Assurance Corporation
       BIG        --       Bond Investors Guarantee
       CGIC       --       Capital Guaranty Insurance Company
       FGIC       --       Financial Guaranty Insurance Company
       FHA        --       Federal Housing Authority
       FNMA       --       Federal National Mortgage Association
       FHLMC      --       Federal Home Loan Mortgage Corporation
       FSA        --       Financial Security Assurance
       GNMA       --       Government National Mortgage Association
       MBIA       --       MBIA Insurance Corporation
       XLCA       --       XL Capital Assurance

(j)    The following abbreviations may be used in the portfolio
       descriptions:
       A.M.T.     --       Alternative Minimum Tax -- At May 31, 2005, the
                           value of securities subject to alternative minimum
                           tax represented 7.0% of net assets.
       B.A.N.     --       Bond Anticipation Note
       C.P.       --       Commercial Paper
       R.A.N.     --       Revenue Anticipation Note
       T.A.N.     --       Tax Anticipation Note
       T.R.A.N.   --       Tax & Revenue Anticipation Note
       V.R.       --       Variable Rate
       V.R.D.B.   --       Variable Rate Demand Bond
       V.R.D.N.   --       Variable Rate Demand Note

(k) Until May 2008, interest income is accrued on the original principal at an annual rate of 6.00%. Concurrently, the principal amount is adjusted for interest at an annual rate of 4.53%. Beginning June 2008, the annual interest rate will be 9.15% and will be calculated on the adjusted principal amount. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

--------------------------------------------------------------------------------
42   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

(l) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at May 31, 2005, is as follows:

       Security                                      Acquisition                         Cost
                                                        dates
       ------------------------------------------------------------------------------------------
       Anoka County Housing & Redevelopment Authority
          Revenue Bonds
          Epiphany Assisted Living LLC Project
          Series 1999
             7.40% 2029                                11-22-99                       $ 3,955,457

       Contra Costa County
          Revenue Bonds
          Cypress Meadows Project
          Series 1998E A.M.T.
             7.00% 2028                                09-21-98                           591,596

       County of Carbon
          Refunding Revenue Bonds
          Sunnyside Cogeneration
          Series 1999A A.M.T.
             7.10% 2023                                08-31-99                        10,248,000

       County of Carbon
          Refunding Revenue Bonds
          Sunnyside Cogeneration
          Series 1999B A.M.T.
             0.50% 2024                                08-31-99                         3,920,000

       Eagle Mountain
          Special Assessment Bonds
          Special Improvement District #2000-1
          Series 2001
             8.25% 2021                                 4-26-01                         6,232,751
       Maplewood
          Revenue Bonds
          Care Institute
          Series 1994
             7.75% 2024                                03-02-94                         7,505,854
       Michigan Strategic Fund
          Refunding Revenue Bonds
          Environmental Improvement
          Crown Paper Company
          Series 1997B
             6.25% 2012                                08-26-97                         1,100,000

       Minnesota Business Academy
          Taxable Capital Appreciation Note
          Zero Coupon
          Series 2002
             6.00% 2007                                09-30-02                           307,595

       New Hampshire Business Finance Authority
          Refunding Revenue Bonds
          Crown Paper Company Project
          Series 1996
             7.75% 2022                                07-15-96                         4,255,000

--------------------------------------------------------------------------------
43   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Notes to investments in securities (continued)

       Security                                      Acquisition                         Cost
                                                        dates
       ------------------------------------------------------------------------------------------
       Oxford Municipal Improvement District #1
          Special Assessment Bonds
          Cidar Ridge Project
          Series 2001
             8.50% 2016                                08-23-01                       $11,465,000

       St. Paul Housing & Redevelopment Authority
          Revenue Bonds
          Minnesota Business Academy Project
          Series 2000
             8.00% 2030                                03-09-00                         4,277,712

(m) Until December 2006, interest income is accrued on the original principal at an annual rate of 28.95%. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

(n) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $3,735,775,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
       Unrealized appreciation                                 $223,541,000
       Unrealized depreciation                                  (22,990,000)
       --------------------------------------------------------------------
       Net unrealized appreciation                             $200,551,000
       --------------------------------------------------------------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
44   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Tax-Free High Yield Portfolio

May 31, 2005 (Unaudited)

Assets

Investments in securities, at value (Note 1)
   (identified cost $3,735,774,903)                                                $3,936,326,352
Cash in bank on demand deposit                                                            131,856
Accrued interest receivable                                                            62,004,077
Receivable for investment securities sold                                               4,260,528
-------------------------------------------------------------------------------------------------
Total assets                                                                        4,002,722,813
-------------------------------------------------------------------------------------------------
Liabilities

Payable for investment securities purchased                                            13,287,058
Accrued investment management services fee                                                197,752
Other accrued expenses                                                                    123,447
-------------------------------------------------------------------------------------------------
Total liabilities                                                                      13,608,257
-------------------------------------------------------------------------------------------------
Net assets                                                                         $3,989,114,556
=================================================================================================
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
45   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Statement of operations
Tax-Free High Yield Portfolio

Six months ended May 31, 2005 (Unaudited)

Investment income

Income:
Interest                                                                             $ 97,333,471
-------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                      9,246,662
Compensation of board members                                                              11,807
Custodian fees                                                                             99,969
Audit fees                                                                                 18,750
Other                                                                                      67,541
-------------------------------------------------------------------------------------------------
Total expenses                                                                          9,444,729
   Earnings credits on cash balances (Note 2)                                                (216)
-------------------------------------------------------------------------------------------------
Total net expenses                                                                      9,444,513
-------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                        87,888,958
-------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) -- net

Net realized gain (loss) on security transactions (Note 3)                             14,425,012
Net change in unrealized appreciation (depreciation) on investments                    37,975,923
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                         52,400,935
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                      $140,289,893
=================================================================================================
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
46   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Statements of changes in net assets
Tax-Free High Yield Portfolio

                                                           May 31, 2005             Nov. 30, 2004
                                                         Six months ended            Year ended
                                                            (Unaudited)

Operations

Investment income (loss) -- net                           $   87,888,958           $  193,513,317
Net realized gain (loss) on investments                       14,425,012               14,330,896
Net change in unrealized appreciation (depreciation)
  on investments                                              37,975,923              (57,299,320)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            140,289,893              150,544,893
-------------------------------------------------------------------------------------------------
Proceeds from contributions                                   10,436,436               54,654,729
Fair value of withdrawals                                   (356,151,295)            (686,842,098)
-------------------------------------------------------------------------------------------------
Net contributions (withdrawals) from partners               (345,714,859)            (632,187,369)
-------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     (205,424,966)            (481,642,476)
Net assets at beginning of period                          4,194,539,522            4,676,181,998
-------------------------------------------------------------------------------------------------
Net assets at end of period                               $3,989,114,556           $4,194,539,522
=================================================================================================
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
47   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Notes to Financial Statements

Tax-Free High Yield Portfolio

(Unaudited as to May 31, 2005)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in medium and higher quality municipal bonds and other debt obligations whose interest may be exempt from federal income tax. The Portfolio may also invest in lower-quality bonds which help to obtain a higher portfolio yield. Lower-quality bonds often called "junk bonds" include securities that are below investment grade, commonly defined as bonds receiving a Standard & Poor's rating below BBB or a Moody's rating below Baa or non-rated securities of comparable-quality. The declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Illiquid securities

At May 31, 2005, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at May 31, 2005 was $34,437,329 representing 0.86% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

--------------------------------------------------------------------------------
48   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2005, the Portfolio has entered into outstanding when-issued securities of $13,287,058.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Portfolio may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Portfolio may employ swaps to synthetically add or subtract principal exposure to the municipal market.

--------------------------------------------------------------------------------
49   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Portfolio will realize a gain or loss when the swap is terminated. The Portfolio did not enter into any swap agreements for the six months ended May 31, 2005.

Guarantees and indemnifications

Under the Portfolio's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, certain of the Portfolio's contracts with its service providers contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Portfolio cannot be determined and the Portfolio has no historical basis for predicting the likelihood of any such claims.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
50   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets that declines from 0.49% to 0.36% annually as the Portfolio's assets increase.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested trustees may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the underlying Fund or other American Express mutual funds. The Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolio until distributed in accordance with the Plan.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

During the six months ended May 31, 2005, the Portfolio's custodian fees were reduced by $216 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $770,063,780 and $952,933,760, respectively, for the six months ended May 31, 2005. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
51   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

4. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Portfolio's results.

Ratios/supplemental data

Fiscal period ended Nov. 30,                                          2005(e)       2004        2003        2002         2001

Ratio of expenses to average daily net assets(a)                      .46%(b)        .46%        .45%        .45%        .45%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    4.29%(b)       4.31%       4.79%       5.58%       5.99%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              19%            22%         44%         37%         37%
-----------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                      3.48%(d)       3.46%       6.61%       5.17%       7.28%
-----------------------------------------------------------------------------------------------------------------------------

(a) Expense ratio is based on total expenses of the Portfolio before reduction of earnings credits on cash balances. The ratio does not include feeder fund expenses.

(b) Adjusted to an annual basis.

(c) Total return is based on a calculated Portfolio net asset value and does not reflect payment of a sales charge.

(d) Not annualized.

(e) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
52   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities

AXP High Yield Tax-Exempt Fund

May 31, 2005 (Unaudited)

Assets

Investment in Portfolio (Note 1)                                                                 $3,988,981,752
Capital shares receivable                                                                                86,622
---------------------------------------------------------------------------------------------------------------
Total assets                                                                                      3,989,068,374
---------------------------------------------------------------------------------------------------------------
Liabilities

Dividends payable to shareholders                                                                     1,973,451
Capital shares payable                                                                                  429,875
Accrued distribution fee                                                                                130,657
Accrued transfer agency fee                                                                               8,853
Accrued administrative services fee                                                                      14,204
Other accrued expenses                                                                                  125,485
---------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                     2,682,525
---------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                               $3,986,385,849
===============================================================================================================

Represented by

Capital stock -- $.01 par value (Note 1)                                                         $    8,911,938
Additional paid-in capital                                                                        3,768,276,179
Undistributed net investment income                                                                   2,747,740
Accumulated net realized gain (loss) (Note 5)                                                         5,903,486
Unrealized appreciation (depreciation) on investments                                               200,546,506
---------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                         $3,986,385,849
===============================================================================================================
Net assets applicable to outstanding shares:               Class A                               $3,724,841,074
                                                           Class B                               $  236,073,049
                                                           Class C                               $   25,469,707
                                                           Class Y                               $        2,019
Net asset value per share of outstanding capital stock:    Class A shares       832,714,508      $         4.47
                                                           Class B shares        52,787,055      $         4.47
                                                           Class C shares         5,691,755      $         4.47
                                                           Class Y shares               451      $         4.48
---------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
53   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Statement of operations

AXP High Yield Tax-Exempt Fund

Six months ended May 31, 2005 (Unaudited)

Investment income

Income:
Interest                                                                             $ 97,328,592
-------------------------------------------------------------------------------------------------
Expenses (Note 2):
Expenses allocated from Portfolio                                                       9,444,212
Distribution fee
   Class A                                                                              4,773,438
   Class B                                                                              1,212,309
   Class C                                                                                133,026
Transfer agency fee                                                                       868,958
Incremental transfer agency fee
   Class A                                                                                 83,662
   Class B                                                                                 12,820
   Class C                                                                                  1,897
Service fee -- Class Y                                                                          2
Administrative services fees and expenses                                                 672,866
Compensation of board members                                                               8,224
Printing and postage                                                                       41,608
Registration fees                                                                          41,040
Audit fees                                                                                  6,250
Other                                                                                      30,146
-------------------------------------------------------------------------------------------------
Total expenses                                                                         17,330,458
   Earnings credits on cash balances (Note 2)                                             (81,428)
-------------------------------------------------------------------------------------------------
Total net expenses                                                                     17,249,030
-------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                        80,079,562
-------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) -- net

Net realized gain (loss) on security transactions                                      14,424,734
Net change in unrealized appreciation (depreciation) on investments                    37,974,535
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                         52,399,269
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                      $132,478,831
=================================================================================================
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
54   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Statements of changes in net assets

AXP High Yield Tax-Exempt Fund

                                                           May 31, 2005             Nov. 30, 2004
                                                         Six months ended             Year ended
                                                           (Unaudited)

Operations and distributions

Investment income (loss) -- net                           $   80,079,562           $  175,821,912
Net realized gain (loss) on investments                       14,424,734               14,331,856
Net change in unrealized appreciation (depreciation)
  on investments                                              37,974,535              (57,299,091)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            132,478,831              132,854,677
-------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                (75,629,204)            (165,461,555)
      Class B                                                 (3,858,077)              (9,421,820)
      Class C                                                   (423,096)                (948,181)
      Class Y                                                        (41)                     (83)
-------------------------------------------------------------------------------------------------
Total distributions                                          (79,910,418)            (175,831,639)
-------------------------------------------------------------------------------------------------
Capital share transactions (Note 3)

Proceeds from sales
   Class A shares (Note 2)                                    75,103,140              240,452,201
   Class B shares                                              6,504,223               18,806,007
   Class C shares                                              1,772,483                5,510,255
Reinvestment of distributions at net asset value
   Class A shares                                             54,233,718              117,789,399
   Class B shares                                              2,973,333                7,257,009
   Class C shares                                                371,279                  816,084
Payments for redemptions
   Class A shares                                           (367,372,387)            (725,538,235)
   Class B shares (Note 2)                                   (26,550,829)             (91,973,240)
   Class C shares (Note 2)                                    (4,792,349)              (8,643,882)
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
  share transactions                                        (257,757,389)            (435,524,402)
-------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     (205,188,976)            (478,501,364)
Net assets at beginning of period                          4,191,574,825            4,670,076,189
-------------------------------------------------------------------------------------------------
Net assets at end of period                               $3,986,385,849           $4,191,574,825
=================================================================================================
Undistributed net investment income                       $    2,747,740           $    2,578,596
-------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
55   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Notes to Financial Statements

AXP High Yield Tax-Exempt Fund

(Unaudited as to May 31, 2005)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP High Yield Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP High Yield Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o  Class B shares may be subject to a contingent deferred sales charge
   (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

At May 31, 2005, AEFC owned 100% of Class Y shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Tax-Free High Yield Portfolio

The Fund invests all of its assets in Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium and higher quality municipal bonds and other debt obligations whose interest may be exempt from federal income tax. The Portfolio may also invest in lower-quality bonds which help to obtain a higher portfolio yield. Lower-quality bonds, often called "junk bonds" include securities that are below investment grade, commonly defined as bonds receiving a Standard & Poor's rating below BBB or a Moody's rating below Baa or non-rated securities of comparable-quality.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at May 31, 2005 was 99.99%.

--------------------------------------------------------------------------------
56   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

All securities held by the Portfolio are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Use of estimates

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

--------------------------------------------------------------------------------
57   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.04% to 0.02% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,026,360 for Class A, $109,965 for Class B and $2,772 for Class C for the six months ended May 31, 2005.

During the six months ended May 31, 2005, the Fund's transfer agency fees were reduced by $81,428 as a result of earnings credits from overnight cash balances.

--------------------------------------------------------------------------------
58   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                                     Six months ended May 31, 2005
                                           Class A                 Class B               Class C               Class Y
-----------------------------------------------------------------------------------------------------------------------
Sold                                      16,860,736              1,460,266               398,364                 --
Issued for reinvested distributions       12,190,889                668,387                83,430                 --
Redeemed                                 (82,587,715)            (5,967,789)           (1,075,518)                --
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  (53,536,090)            (3,839,136)             (593,724)                --
-----------------------------------------------------------------------------------------------------------------------
                                                                       Year ended Nov. 30, 2004
                                           Class A                 Class B               Class C               Class Y
Sold                                      53,950,693              4,227,468             1,232,024                 --
Issued for reinvested distributions       26,487,370              1,632,397               183,460                 --
Redeemed                                (163,530,994)           (20,804,053)           (1,945,490)                --
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  (83,092,931)           (14,944,188)             (530,006)                --
-----------------------------------------------------------------------------------------------------------------------

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 2005.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $3,778,031 at Nov. 30, 2004, that if not offset by capital gains will expire as follows:

                                  2007               2008

                               $3,757,482          $20,549

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
59   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                              2005(f)          2004           2003           2002            2001
Net asset value, beginning of period                       $4.42           $4.46          $4.38          $4.41           $4.36
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 .09             .18            .20            .23             .25
Net gains (losses) (both realized and unrealized)            .05            (.04)           .07           (.03)            .06
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             .14             .14            .27            .20             .31
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                        (.09)           (.18)          (.19)          (.23)           (.26)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $4.47           $4.42          $4.46          $4.38           $4.41
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data

Net assets, end of period (in millions)                   $3,725          $3,914         $4,321         $4,503          $4,645
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)            .80%(c)         .80%           .79%           .79%            .80%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                         3.97%(c)        3.98%          4.46%          5.26%           5.66%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)    19%             22%            44%            37%             37%
-------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                            3.15%(e)        3.15%          6.39%          4.71%           7.09%
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) Total return does not reflect payment of a sales charge.

(e) Not annualized.

(f) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
60   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Class B

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                               2005(f)          2004           2003           2002            2001
Net asset value, beginning of period                       $4.41           $4.46          $4.38          $4.41           $4.36
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 .07             .15            .17            .20             .22
Net gains (losses) (both realized and unrealized)            .06            (.05)           .07           (.03)            .05
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             .13             .10            .24            .17             .27
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                        (.07)           (.15)          (.16)          (.20)           (.22)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $4.47           $4.41          $4.46          $4.38           $4.41
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data

Net assets, end of period (in millions)                     $236            $250           $319           $354            $324
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)           1.55%(c)        1.55%          1.55%          1.55%           1.56%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                         3.21%(c)        3.23%          3.70%          4.49%           4.89%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)    19%             22%            44%            37%             37%
-------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                            2.98%(e)        2.14%          5.60%          3.93%           6.28%
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) Total return does not reflect payment of a sales charge.

(e) Not annualized.

(f) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
61   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Class C

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                               2005(f)          2004           2003           2002            2001
Net asset value, beginning of period                       $4.42           $4.46          $4.38          $4.41           $4.36
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 .07             .15            .17            .20             .22
Net gains (losses) (both realized and unrealized)            .05            (.04)           .07           (.03)            .05
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             .12             .11            .24            .17             .27
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                        (.07)           (.15)          (.16)          (.20)           (.22)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $4.47           $4.42          $4.46          $4.38           $4.41
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data

Net assets, end of period (in millions)                      $25             $28            $30            $28             $14
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)           1.56%(c)        1.55%          1.56%          1.55%           1.56%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                         3.21%(c)        3.23%          3.70%          4.46%           4.93%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)    19%             22%            44%            37%             37%
-------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                            2.75%(e)        2.37%          5.59%          3.93%           6.29%
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) Total return does not reflect payment of a sales charge.

(e) Not annualized.

(f) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
62   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Class Y

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                             2005(f)            2004          2003           2002             2001
Net asset value, beginning of period                       $4.42           $4.46          $4.38          $4.42           $4.38
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 .09             .18            .21            .24             .26
Net gains (losses) (both realized and unrealized)            .06            (.04)           .07           (.04)            .04
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             .15             .14            .28            .20             .30
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                        (.09)           (.18)          (.20)          (.24)           (.26)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $4.48           $4.42          $4.46          $4.38           $4.42
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data

Net assets, end of period (in millions)                      $--             $--            $--             $--            $--
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)            .66%(c)         .66%           .64%           .63%            .64%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                         4.05%(c)        4.07%          4.44%          6.29%           5.66%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)    19%             22%            44%            37%             37%
-------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                            3.44%(e)        3.28%          6.51%          4.62%           6.91%
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) Total return does not reflect payment of a sales charge.

(e) Not annualized.

(f) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
63   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2005.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
64   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

                                                       Beginning          Ending             Expenses
                                                      account value    account value        paid during     Annualized
                                                      Dec. 1, 2004     May 31, 2005        the period(a)   expense ratio

Class A

     Actual(b)                                           $1,000          $1,031.50             $4.05           .80%

     Hypothetical (5% return before expenses)            $1,000          $1,020.94             $4.03           .80%

Class B

     Actual(b)                                           $1,000          $1,029.80             $7.84          1.55%

     Hypothetical (5% return before expenses)            $1,000          $1,017.20             $7.80          1.55%

Class C

     Actual(b)                                           $1,000          $1,027.50             $7.89          1.56%

     Hypothetical (5% return before expenses)            $1,000          $1,017.15             $7.85          1.56%

Class Y

     Actual(b)                                           $1,000          $1,034.40             $3.35           .66%

     Hypothetical (5% return before expenses)            $1,000          $1,021.64             $3.33           .66%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended May 31, 2005: +3.15% for Class A, +2.98% for Class B, +2.75% for Class C and +3.44% for Class Y.

--------------------------------------------------------------------------------
65   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Approval of Investment Management Services Agreement

American Express Financial Corporation (AEFC), a wholly-owned subsidiary of American Express Company, serves as the investment manager to the Fund. Under an Investment Management Services Agreement (the Agreement), AEFC provides investment advice and other services to the Fund. Throughout the year, the Funds' Board of Directors and the Board's Investment Review Committee monitor these services.

Each year the Board determines whether to continue the Agreement by evaluating the quality and level of service received and the costs associated with those services. AEFC prepares detailed reports for the Board and its Contracts Committee in March and April and provides data prepared by independent organizations to assist the Board in making this determination. The Board gives considerable weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the Agreement.

On February 1, 2005, American Express Company announced its intention to pursue a spin-off of AEFC by distributing shares of the common stock of AEFC to shareholders of American Express Company. At a meeting held in person on April 14, 2005, the Board, including a majority of the independent members, approved the continuation of the Agreement for an interim period, not to exceed one year, ending on the later of (i) the effective date of the spin-off or (ii) the approval by the Fund's shareholders of a new investment management services agreement with AEFC (the Interim Period). The spin-off will not result in an "assignment" of the Agreement under the Investment Company Act of 1940 and, therefore, will not cause the termination of the Agreement according to its terms. In connection with the spin-off AEFC has proposed that going forward, services under the Agreement be provided by an affiliate, RiverSource Investments, LLC (RiverSource). Independent counsel advised the Board that it would be prudent, in connection with the spin-off, to consider a new agreement with RiverSource and to seek shareholder approval of that agreement as soon as practical thereafter.

Investment performance is a major factor in the evaluation process, and the Board reviewed the Fund's performance over a range of different periods by comparing its performance to relevant Lipper and broader market indices. The Board considered that over time the Fund's investment performance should be above the median for a peer group of funds with similar investment goals and noted that although the Fund's investment performance in 2004 was below the median, AEFC has taken steps to address the below median performance.

The Board noted that, in addition to portfolio management and investment research, AEFC provides portfolio trading, daily net asset value calculation, management of cash flow, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. To evaluate these services, the Board referred to surveys and benchmarks established by commercial providers, trade associations and AEFC's internal processes. The Board concluded that the services provided were consistent with services provided by investment managers to comparable mutual funds.

--------------------------------------------------------------------------------
66   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

The Board also evaluated the price paid for the services provided by AEFC, noting the existence of a pricing philosophy, established by the Board and AEFC, that seeks to maintain total Fund expenses within a range of the median expenses charged to comparable funds sold through financial advisors. The Board considered detailed information set forth in an annual report on fees and expenses, including, among other things, data showing a comparison of the Fund's expenses with median expenses paid by funds in its comparison group and data showing the Fund's contribution to AEFC's profitability. The board determined that while the Fund's expenses rank in the fourth quintile for its comparison group (the fifth quintile consisting of those funds in the group with the highest expenses), actual expenses were only two basis pointes (0.02%) higher than the median for its comparison group.

The Board considered the economies of scale that might be realized by AEFC as the Fund grew and took note of the extent to which Fund shareholders also might benefit from such growth. The Board considered that the Agreement provided for lower fees as assets increase at pre-established breakpoints and concluded that the Agreement satisfactorily provided for sharing these economies of scale.

The Board took into account the Contracts Committee's discussion comparing the fees AEFC charges to the Fund with those it charges to institutional clients, noting that the relatively higher fees paid by the Fund were principally attributable to the additional services required to manage a regulated mutual fund, like the Fund, and the operation of a large mutual fund family. The Board also considered the profitability realized by AEFC and its affiliates from its relationship with the Fund. The Board took into account the services acquired by AEFC through the use of commission dollars paid by the Fund on portfolio transactions. The Board concluded that AEFC's overall costs and profitability were appropriate, although profitability may be too low on an ongoing basis.

The Board noted that the fees paid by the Fund should permit AEFC to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. Based on the foregoing, the Board concluded that the fees paid to AEFC under the Agreement were fair and reasonable and determined to approve renewal of the Agreement for the Interim Period.

--------------------------------------------------------------------------------
67   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (800) 862-7919; by looking at the website americanexpress.com/funds; or by searching the website of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at
(612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------
68   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Tax-Free Income Trust




By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 3, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 3, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          August 3, 2005